UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3591
CALVERT VARIABLE SERIES, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended September 30, 2008

Item 1. Schedule of Investments.
CVS CALVERT SOCIAL BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

	Shares	Value
EQUITY SECURITIES - 57.6%
Beverages - 1.8%
PepsiCo, Inc.	85,700	$6,107,839

Biotechnology - 1.2%
Gilead Sciences, Inc.*	90,000	4,102,200

Capital Markets - 1.9%
Goldman Sachs Group, Inc.	22,300	2,854,400
Northern Trust Corp.	53,800	3,884,360

		6,738,760

Chemicals - 1.8%
Praxair, Inc.	86,800	6,227,032

Communications Equipment - 1.7%
Cisco Systems, Inc.*	264,800	5,973,888

Computers & Peripherals - 3.2%
Hewlett-Packard Co.	133,000	6,149,920
International Business Machines Corp.	42,100	4,924,016

		11,073,936

Diversified Financial Services - 2.2%
CME Group, Inc.	14,245	5,292,160
First Republic Preferred Capital Corp., Preferred (e)	500	380,000
MFH Financial Trust I, Preferred (b)(e)	20,000	767,460
Roslyn Real Estate Asset Corp., Preferred (b)(e)	2	132,000
Woodbourne Capital:
Trust I, Preferred (b)(e)	500,000	225,000
Trust II, Preferred (b)(e)	500,000	225,000
Trust III, Preferred (b)(e)	500,000	225,000
Trust IV, Preferred (b)(e)	500,000	225,000

		7,471,620

Diversified Telecommunication Services - 1.7%
AT&T, Inc.	211,900	5,916,248

Electronic Equipment & Instruments - 2.3%
Amphenol Corp.	147,500	5,920,650
Dolby Laboratories, Inc.*	56,200	1,977,678

		7,898,328

	Shares	Value
Energy Equipment & Services - 2.2%
Smith International, Inc.	130,900	7,675,976

Food Products - 1.7%
Campbell Soup Co.	151,800	5,859,480

Gas Utilities - 1.4%
Oneok, Inc.	142,000	4,884,800

Health Care Equipment & Supplies - 5.5%
Becton Dickinson & Co.	82,100	6,589,346
Hospira, Inc.*	172,100	6,574,220
St. Jude Medical, Inc.*	138,500	6,023,365

		19,186,931

Health Care Providers & Services - 3.5%
DaVita, Inc.*	92,200	5,256,322
Express Scripts, Inc.*	94,700	6,990,754

		12,247,076

Household Products - 2.2%
Colgate-Palmolive Co.	102,500	7,723,375

Insurance - 1.1%

Conseco, Inc.*	39,483	138,980

Prudential Financial, Inc.	49,100	3,535,200

		3,674,180

Internet & Catalog Retail - 1.1%
Expedia, Inc.*	241,700	3,652,087

Life Sciences - Tools & Services - 1.8%
Thermo Fisher Scientific, Inc.*	112,600	6,193,000

Machinery - 4.1%
Cummins, Inc.	143,200	6,260,704
Danaher Corp.	70,400	4,885,760
Deere & Co.	62,300	3,083,850

		14,230,314

Office Electronics - 0.6%
Xerox Corp.	169,000	1,948,570

Oil, Gas & Consumable Fuels - 4.9%
Cimarex Energy Co.	76,900	3,761,179
EOG Resources, Inc.	75,400	6,745,284
XTO Energy, Inc.	139,300	6,480,236

		16,986,699

	Shares	Value
Software - 5.0%
Adobe Systems, Inc.*	205,700	8,118,979
Autodesk, Inc.*	66,400	2,227,720
Symantec Corp.*	349,300	6,839,294

		17,185,993

Specialty Retail - 3.8%
Bed Bath & Beyond, Inc.*	216,500	6,800,265
TJX Co.’s, Inc.	212,100	6,473,292

		13,273,557

Textiles, Apparel & Luxury Goods - 0.9%
Nike, Inc., Class B	47,800	3,197,820

Total Equity Securities (Cost $215,801,094)		199,429,709

	Principal
	Amount
Asset Backed Securities - 0.2%
ACLC Business Loan Receivables Trust, 3.138%, 10/15/21 (e)(r)	$161,216	152,138
Community Reinvestment Revenue Notes, 5.73%, 6/1/31 (e)	551,148	558,301

Total Asset Backed Securities (Cost $702,925)		710,439

Collaterized Mortgage-Backed Obligations (Privately Originated) - 0.5%
Chase Funding Mortgage Loan, 4.045%, 5/25/33	749,856	730,246
Impac CMB Trust:
3.477%, 5/25/35 (r)	1,012,858	684,487
3.527%, 8/25/35 (r)	324,035	187,187
Residential Asset Securitization Trust, 6.25%, 11/25/36	277,462	233,438

Total Collateralized Mortgage-Backed Obligations (privately originated) (Cost $2,322,048)		1,835,358

Commercial Mortgage-Backed Securities - 2.7%
Banc of America Commercial Mortgage, Inc., 5.449%, 1/15/49	2,000,000	1,794,140
Cobalt CMBS Commercial Mortgage Trust, 5.935%, 5/15/46 (r)	2,500,000	2,350,880
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)	3,500,000	3,447,818
Enterprise Mortgage Acceptance Co. LLC:
0.719%, 1/15/25 (e)(r)	15,706,430	314,129
6.115%, 1/15/27 (e)(r)	1,358,979	638,720
Global Signal Trust II, 4.232%, 12/15/14 (e)	1,000,000	989,453

Total Commercial Mortgage-Backed Securities (Cost $9,897,166)		9,535,140

	Principal
	Amount
Corporate Bonds - 18.5%
AgFirst Farm Credit Bank:
6.585% to 06/15/12, floating rate thereafter to 6/29/49 (e)(r)	1,000,000	598,650
7.30%, 10/14/49 (e)	1,750,000	1,421,595

Alliance Mortgage Investments, 12.61%, 6/1/10 (b)(r)(x)*	385,345	—
American National Red Cross, 5.567%, 11/15/17	2,000,000	2,034,200
APL Ltd., 8.00%, 1/15/24	440,000	378,400
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (b)(e)	750,000	583,800
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	2,500,000	125,000
Aurora Military Housing LLC, 5.35%, 12/15/25 (e)	1,845,000	1,654,098
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	1,050,000	1,013,020
BAC Capital Trust XV, 3.61%, 6/1/56 (r)	2,000,000	1,497,270
Bank of America, 3.404%, 5/12/10 (r)	500,000	493,457
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)	749,927	765,660
CAM US Finance SA Sociedad Unipersonal, 2.951%, 2/1/10 (e)(r)	500,000	475,529
Camp Pendleton & Quantico Housing LLC, 6.165%, 10/1/50 (b)(e)	400,000	311,200
Cardinal Health, Inc., 3.053%, 10/2/09 (r)	750,000	730,187
Chesapeake Energy Corp.:
6.50%, 8/15/17	225,000	198,000
7.25%, 12/15/18	1,800,000	1,660,500
Chevy Chase Bank FSB, 6.875%, 12/1/13	125,000	99,565
CIT Group, Inc., 6.10% to 3/15/17, floating rate thereafter to 3/15/67 (r)	725,000	264,625
Compass Bancshares, Inc., 3.913%, 10/9/09 (e)(r)	500,000	497,895
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 5/29/49 (e)(r)	3,705,000	2,498,193
CVS Caremark Corp., 4.317%, 9/10/10 (r)	400,000	391,749
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	400,000	428,843
Discover Financial Services, 3.349%, 6/11/10 (r)	2,000,000	1,614,412
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	2,760,000	2,334,048
ERAC USA Finance Co., 5.30%, 11/15/08 (e)	1,000,000	1,000,832
Fort Knox Military Housing, 5.815%, 2/15/52 (e)	1,500,000	1,231,815
Glitnir Banki HF:
2.951%, 10/15/08 (g)(e)(r)(t)	1,000,000	992,144
3.226%, 1/21/11 (e)(r)(t)	1,000,000	657,592
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)(t)	1,250,000	577,726
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	1,500,000	1,484,025
Great River Energy:
5.829%, 7/1/17 (e)	436,531	441,437
6.254%, 7/1/38 (e)	1,750,000	1,632,908
HBOS plc, 6.413% to 10/1/35, floating rate thereafter to 9/29/49 (e)(r)	400,000	225,616
Hewlett-Packard Co., 3.21%, 9/3/09 (r)	710,000	707,859
Home Depot, Inc., 5.49%, 12/16/09 (r)	200,000	187,938
HRPT Properties Trust, 3.419%, 3/16/11 (r)	750,000	693,631
Huntington National Bank, 4.65%, 6/30/09	400,000	391,791
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	2,500,000	2,001,179
JPMorgan Chase & Co.:
2.55%, 10/28/08 (r)	2,000,000	2,000,596

	Principal
	Amount
7.00%, 11/15/09	1,000,000	1,027,062
Kaupthing Bank HF, 5.75%, 10/4/11 (b)(e)(t)	1,750,000	1,124,375
Leucadia National Corp.:
7.00%, 8/15/13	1,000,000	940,000
8.125%, 9/15/15	750,000	732,460
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27	1,500,000	1,475,400
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,154,000	21,540
8.30%, 12/1/37 (e)(m)*	3,200,000	32,000
M&I Marshall & Ilsley Bank, 3.083%, 12/4/12 (r)	500,000	400,670
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	750,000	597,218
Mid-Atlantic Family Military Communities LLC, 5.24%, 8/1/50 (e)	600,000	452,580
Nationwide Health Properties, Inc., 6.90%, 10/1/37	1,000,000	1,040,193
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)	1,500,000	1,340,220
6.00%, 10/1/51 (e)	750,000	649,988
Orkney Re II plc, Series B, Zero Coupon, 12/21/35 (b)(e)(r)(z)	1,000,000	179,440
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	960,000	754,819
Pacific Pilot Funding Ltd., 3.536%, 10/20/16 (e)(r)	960,133	945,762
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	500,000	480,738
Pioneer Natural Resources Co.:
5.875%, 7/15/16	200,000	178,820
6.65%, 3/15/17	2,000,000	1,800,347
7.20%, 1/15/28	200,000	172,014
Preferred Term Securities IX Ltd., 3.557%, 4/3/33 (e)(r)	765,236	579,666
ProLogis, 6.625%, 5/15/18	400,000	343,636
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	945,000	972,350
Reed Elsevier Capital, Inc., 3.149%, 6/15/10 (r)	1,500,000	1,466,174
Richmond County Capital Corp., 5.963%, 7/15/49 (b)(e)(r)	1,500,000	930,000
Roper Industries, Inc., STEP, 6.625%, 8/15/13	500,000	507,020
Royal Bank of Scotland Group plc, 7.64% to 9/29/17, floating rate thereafter to 3/31/49 (b)(r)	2,000,000	1,280,000
Salvation Army, 5.46%, 9/1/16	140,000	141,716
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	161,620
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (b)(e)	24,503,835	2,859,597
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/15/42 (r)	3,500,000	1,470,000
Wells Fargo Bank, 6.734%, 9/1/47 (e)	1,000,000	1,049,100
Wells Fargo Capital XIII, 7.70% to 3/26/13, floating rate thereafter to 12/29/49 (r)	125,000	109,001
Weyerhaeuser Co., 4.198%, 9/24/09 (r)	1,500,000	1,474,029

Total Corporate Bonds (Cost $81,619,934)		63,986,540

Municipal Obligations - 0.1%
Maryland State Economic Development Corp. Revenue Bonds, 8.625%, 10/1/19 (f)*	750,000	183,522

Total Municipal Obligations (Cost $750,000)		183,522

	Principal
	Amount
Taxable Municipal Obligations - 14.7%
Adams-Friendship Area Wisconsin School District GO Bonds, 5.37%, 3/1/16	185,000	185,496
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/11	5,000,000	4,421,750
Anaheim California Redevelopment Agency Tax Allocation Bonds, 5.759%, 2/1/18	500,000	492,695
Arlington Texas SO Revenue Bonds, 4.73%, 8/15/14	1,050,000	999,936
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	500,000	479,525
Bethlehem Pennsylvania GO Bonds, 4.70%, 11/1/12	190,000	185,533
Brownsville Texas Utility System Revenue Bonds, 5.204%, 9/1/17	500,000	472,595
California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/11	1,470,000	1,317,752
5.48%, 8/1/11	660,000	676,929
5.01%, 8/1/15	1,000,000	981,290
Canyon Texas Regional Water Authority Revenue Bonds, 5.90%, 8/1/16	265,000	274,662
Chicago Illinois GO Bonds, 5.30%, 1/1/14	1,000,000	978,870
Commonwealth Pennsylvania Financing Authority Revenue Bonds, 5.631%, 6/1/23	1,395,000	1,448,917
Crawford Ohio GO Bonds, 5.25%, 12/1/25	1,305,000	1,182,695
Detroit Michigan GO Bonds, 5.15%, 4/1/25	1,000,000	861,850
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	500,000	488,330
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.17%, 1/1/15	500,000	490,030
Hammonton New Jersey GO Bonds, 5.90%, 3/1/18	305,000	302,575
Howell Township New Jersey School District GO Bonds, 5.05%, 7/15/16	1,430,000	1,414,213
Illinois State MFH Development Authority Revenue Bonds:
5.60%, 12/1/15	1,145,000	1,180,827
6.537%, 1/1/33	600,000	559,722
Kansas State Finance Development Authority Revenue Bonds, 4.152%, 5/1/11	1,105,000	1,112,348
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	400,000	407,532
Los Angeles California Department of Airports Revenue Bonds, 5.404%, 5/15/16	555,000	534,038
Michigan State Municipal Bond Authority Revenue Bonds, 5.252%, 6/1/15	1,500,000	1,465,785
Montgomery Alabama GO Bonds, 4.87%, 4/1/16	765,000	742,777
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	500,000	463,310
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 4.06%, 10/15/10	1,500,000	1,492,020

Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16	1,540,000	1,542,495
5.383%, 9/1/16	2,000,000	1,946,300
5.263%, 9/1/16	810,000	821,413
Oceanside California PO Revenue Bonds, 5.04%, 8/15/17	730,000	676,381
Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/12	3,400,000	2,849,710
6/30/14	1,100,000	819,797
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 6.411%, 9/1/34	750,000	726,502
Pennsylvania State Convention Center Authority Revenue Bonds, 4.97%, 9/1/11	1,000,000	1,021,740
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/19	1,000,000	517,850
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	250,000	241,613
Pomona California Public Financing Authority Revenue Bonds, 5.289%, 2/1/17	2,340,000	2,235,589
Providence Rhode Island GO Bonds, 5.06%, 7/15/15	640,000	629,850
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.31%, 9/1/13	400,000	400,940
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 5.015%, 12/1/10	890,000	898,108
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,320,000	1,337,252

	Principal
	Amount
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	1,000,000	880,120
Santa Cruz County California Redevelopment Agency Tax Allocation Revenue Bonds, 5.50%, 9/1/20	1,735,000	1,625,296
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.18%, 8/1/11	145,000	149,510
South Bend County Indiana Economic Development Income Tax Revenue Bonds, 5.30%, 2/1/17	930,000	914,878
St. Paul Minnesota Sales Tax Revenue Bonds:
5.65%, 11/1/17	1,000,000	965,120
6.125%, 11/10/25	300,000	295,149
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	1,500,000	1,330,305
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.125%, 9/1/20	665,000	657,492
West Bend Wisconsin Joint School District No. 1 GO Bonds, 5.46%, 4/1/21	500,000	492,440
West Contra Costa California Unified School District COPs, 4.86%, 1/1/14	525,000	515,902
Wilkes-Barre Pennsylvania GO Bonds, 5.23%, 11/15/18	1,000,000	922,550

Total Taxable Municipal Obligations (Cost $51,843,601)		51,028,304

U.S. Government Agencies And Instrumentalities - 0.7%
Government National Mortgage Association, 5.50%, 1/16/32	1,517,503	200,885
Small Business Administration:
5.038%, 3/10/15	892,480	871,960
4.94%, 8/10/15	1,099,043	1,076,251
U.S. Department of Housing and Urban Development, 3.44%, 8/1/11	250,000	249,042

Total U.S. Government Agencies and Instrumentalities (Cost $2,365,237)		2,398,138

Certificates Of Deposit - 0.3%
Deutsche Bank, 3.476%, 6/18/10 (r)	1,000,000	997,757

Total Certificates of Deposit (Cost $1,000,000)		997,757

TOTAL INVESTMENTS (Cost $366,302,005) - 95.3%		330,104,907
Other assets and liabilities, net - 4.7%		16,281,556

NET ASSETS - 100%		$346,386,463

			UNDERLYING	UNREALIZED
	# Of	Expiration	FACE AMOUNT	APPRECIATION
Futures	Contracts	Date	AT VALUE	(DEPRECIATION)

Purchased:
5 Year US Treasury Notes	15	12/08	$1,683,516	$(10,218)

Sold:
2 Year US Treasury Notes	277	12/08	$59,122,188	(312,041)
10 Year US Treasury Notes	42	12/08	4,814,250	78,968

				$(233,073)

(b)	This security was valued by the Board of Directors. See Note A.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Interest payments have been deferred per conditions of the Supplemental Indenture. At September 30, 2008 accumulated deferred interest totaled $234,971 and includes interest accrued since and due on October 1, 2003. This security is no longer accruing interest.

(g)	Subsequent to period end, Glitnir Banki HF defaulted on principal and interest payments due on October 15, 2008.

(m)	The Illinois Insurance Department has prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(t)	Subsequent to period end, this security is no longer accruing interest.

(x)	Alliance Bancorp and its affiliates filed for Chapter 7 bankuptcy on July 13, 2007. This security is no longer accruing interest.

(z)	This security is no longer accruing interest.

*	Non-income producing security.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
SO: Special Obligation
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder’s statement.

CVS CALVERT SOCIAL MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

	Shares	Value
EQUITY SECURITIES - 98.3%
Capital Markets - 4.6%
Affiliated Managers Group, Inc.*	13,500	$1,118,475
Federated Investors, Inc., Class B	23,800	686,630

		1,805,105

Chemicals - 3.0%
Praxair, Inc.	16,300	1,169,362

Commercial Services & Supplies - 2.4%
Watson Wyatt Worldwide, Inc.	19,200	954,816

Diversified Consumer Services - 2.7%
Strayer Education, Inc.	5,400	1,081,404

Diversified Telecommunication Services - 3.7%
CenturyTel, Inc.	39,800	1,458,670

Electronic Equipment & Instruments - 13.5%
Amphenol Corp.	28,100	1,127,934
Dolby Laboratories, Inc.*	28,300	995,877
FLIR Systems, Inc.*	23,200	891,344
Itron, Inc.*	15,935	1,410,726
Mettler-Toledo International, Inc.*	9,100	891,800

		5,317,681

Energy Equipment & Services - 5.5%
FMC Technologies, Inc.*	20,400	949,620
Superior Energy Services, Inc.*	39,500	1,230,030

		2,179,650

Gas Utilities - 4.6%
Energen Corp.	20,100	910,128
Oneok, Inc.	26,900	925,360

		1,835,488

Health Care Equipment & Supplies - 4.5%
Hospira, Inc.*	24,400	932,080
IDEXX Laboratories, Inc.*	15,500	849,400

		1,781,480

Health Care Providers & Services - 10.1%
DaVita, Inc.*	26,100	1,487,961
HealthSpring, Inc.*	46,600	986,056

	Shares	Value
Laboratory Corp. of America Holdings*	7,600	528,200
Lincare Holdings, Inc.*	32,500	977,925

		3,980,142

Household Products - 3.4%
Church & Dwight Co., Inc.	21,700	1,347,353

IT Services - 2.6%
Global Payments, Inc.	23,300	1,045,238

Life Sciences — Tools & Services - 5.7%
Dionex Corp.*	20,900	1,328,195
Millipore Corp.*	13,200	908,160

		2,236,355

Machinery - 5.4%
Bucyrus International, Inc.	14,000	625,520
Donaldson Co., Inc.	21,700	909,447
SPX Corp.	7,700	592,900

		2,127,867

Metals & Mining - 2.4%
Reliance Steel & Aluminum Co.	25,100	953,047

Oil, Gas & Consumable Fuels - 6.1%
St. Mary Land & Exploration Co.	38,300	1,365,395
Swift Energy Co.*	26,700	1,033,023

		2,398,418

Pharmaceuticals - 2.2%
Endo Pharmaceuticals Holdings, Inc.*	43,500	870,000

Software - 5.0%
ANSYS, Inc.*	25,020	947,507
Sybase, Inc.*	33,900	1,038,018

		1,985,525

Specialty Retail - 5.8%
Advance Auto Parts, Inc.	30,100	1,193,766
Ross Stores, Inc.	29,600	1,089,576

		2,283,342

Textiles, Apparel & Luxury Goods - 3.1%
Deckers Outdoor Corp.*	11,800	1,228,144

Trading Companies & Distributors - 2.0%
WESCO International, Inc.*	24,410	785,514

	Shares	Value
Total Equity Securities (Cost $37,849,391)		38,824,601

TOTAL INVESTMENTS (Cost $37,849,391) - 98.3%		38,824,601
Other assets and liabilities, net - 1.7%		679,842

NET ASSETS - 100%		$39,504,443

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CVS CALVERT SOCIAL INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

	Shares	Value
Equity Securities - 98.7%
Australia - 6.4%
BlueScope Steel Ltd.	30,829	$181,830
CSL Ltd.	297	8,952
Santos Ltd.	40,764	633,616
Sims Group Ltd.	1,774	41,198
Woodside Petroleum Ltd.	2,805	115,354

		980,950

Austria - 1.7%
Voestalpine AG	8,359	261,515

Belgium - 2.6%
Delhaize Group	3,057	178,175
Dexia SA	20,535	225,641

		403,816

Brazil - 0.2%
Investimentos Itaú SA, Preferred	6,060	29,998

Canada - 3.8%
EnCana Corp.	5,700	365,480
Laurentian Bank of Canada	600	21,511
Research In Motion Ltd.*	2,800	191,240

		578,231

Denmark - 1.0%
Vestas Wind Systems A/S*	1,800	156,742

	Shares	Value
Finland - 0.1%
Metso Oyj	61	1,500
Nokia Oyj	150	2,797
Outotec Oyj	624	16,852

		21,149

France - 10.9%
BNP Paribas	1,064	102,304
Cap Gemini SA	31	1,475
Casino Guichard-Perrachon SA	134	12,016
CNP Assurances SA	255	28,806
France Telecom SA	18,966	531,218
PSA Peugeot Citroen SA	4,607	174,988
Sanofi-Aventis SA	5,790	380,652
Societe Generale Groupe	2,329	211,452
Thomson SA*	2,637	9,440
UBISOFT Entertainment SA*	514	35,663
Vallourec SA	835	181,641

		1,669,655

Germany - 5.7%
Adidas AG	1,134	60,914
Commerzbank AG	611	9,125
KUKA AG	447	10,982
Muenchener Rueckversicherungs AG	4,493	678,420
Suedzucker AG	579	8,470
Volkswagen AG:
Non-Voting Preferred	149	18,578
Ordinary	219	86,171

		872,660

Greece - 0.4%
National Bank of Greece SA	1,487	61,137

Hong Kong - 0.0%
NAM TAI Electronics, Inc.	600	4,902

Italy - 1.2%
Indesit Co. SpA	847	8,934
Pirelli & C. SpA	48,516	28,403
Prysmian SpA	486	9,489
UniCredit SpA	35,983	132,940
Unipol Gruppo Finanziario SpA	328	695

		180,461

Japan - 24.8%
77 Bank Ltd.	6,000	30,246
Aeon Fantasy Co. Ltd.	1,600	12,474
Aisin Seiki Co. Ltd.	6,300	154,430
ASKA Pharmaceutical Co. Ltd.	1,000	7,723

	Shares	Value
Astellas Pharma, Inc.	1,800	75,934
Belc Co. Ltd.	1,500	14,429
Brother Industries Ltd.	1,943	20,537
CAC Corp.	2,000	17,667
Central Japan Railway Co.	3	28,427
Chubu Shiryo Co. Ltd.	3,000	19,716
Chuo Denki Kogyo Co. Ltd.	1,000	8,355
Chuo Mitsui Trust Holdings, Inc.	26,000	139,805
Combi Corp.	7,000	41,625
Daihatsu Motor Co. Ltd.	11,000	120,230
Daito Trust Construction Co. Ltd.	500	18,770
FamilyMart Co. Ltd.	500	21,224
FUJIFILM Holdings Corp.	100	2,602
Fujikura Ltd.	2,000	7,776
Fujitsu Frontech Ltd.	700	6,394
Fujitsu Ltd.	32,000	179,482
Hino Motors Ltd.	24,000	97,744
Honda Motor Co. Ltd.	3,900	116,296
Kawasaki Kisen Kaisha Ltd.	20,000	123,652
Konica Minolta Holdings, Inc.	14,500	167,803
Matsushita Electric Industrial Co. Ltd.	10,000	174,247
Mazda Motor Corp.	38,000	154,551
Nichirei Corp.	3,000	16,020
NIFTY Corp.	30	24,519
Nintendo Co. Ltd.	1,300	543,342
Nippon Paper Group, Inc.	6	17,590
Nippon Sheet Glass Co. Ltd.	13,000	67,349
Nippon Telegraph & Telephone Corp.	78	348,819
Nippon Yusen Kabushiki Kaisha	42,000	273,536
Nissan Shatai Co. Ltd.	3,000	19,961
Nisshin Steel Co. Ltd.	85,000	163,940
Okabe Co. Ltd.	4,200	16,002
Raysum Co. Ltd.	26	12,110
Saizeriya Co. Ltd.	900	9,807
SANYO Electric Co. Ltd.*	109,000	189,952
SBI Holdings, Inc.	169	25,404
Seiko Epson Corp.	2,700	62,530
Shizuoka Gas Co. Ltd.	6,000	22,044
Sumitomo Electric Industries Ltd.	1,300	14,194
Sumitomo Pipe & Tube Co. Ltd.	1,900	12,508
Takefuji Corp.	2,670	34,455
Tokio Marine Holdings, Inc.	400	14,574
Tokyo Electron Ltd.	64	2,863
Toyo Seikan Kaisha Ltd.	2,100	32,353
Toyoda Gosei Co. Ltd.	900	15,323
Ube Industries Ltd.	7,000	18,777
Uchida Yoko Co. Ltd.	5,000	18,579
Vital-net, Inc.	2,100	13,396
Warabeya Nichiyo Co. Ltd.	2,100	26,688
Yorozu Corp.	500	5,613

		3,784,387

	Shares	Value
Mexico - 0.2%
Grupo Financiero Banorte SAB de CV	11,130	35,397

Netherlands - 4.3%
ASML Holding NV	75	1,339
ING Groep NV (CVA)	23,709	515,838
Koninklijke Philips Electronics NV	4,196	114,912
Oce NV	2,219	15,896

		647,985

New Zealand - 0.1%
Tower Ltd.	7,652	9,053

Norway - 0.5%
Yara International ASA	2,339	81,887

Portugal - 0.0%
Portugal Telecom SGPS SA	263	2,661

Singapore - 0.2%
Neptune Orient Lines Ltd.	22,000	28,172

South Africa - 1.5%
Aveng Ltd.	4,660	35,382
BIDVest Group Ltd.	1,668	21,283
Discovery Holdings Ltd.	1,029	2,679
Investec Ltd.	364	2,126
MTN Group Ltd.	7,796	109,933
New Clicks Holdings Ltd.	17,563	33,243
Palabora Mining Co. Ltd.	1,370	13,930
VenFin Ltd.	2,900	7,825

		226,401

South Korea - 3.1%
KB Financial Group, Inc. (ADR)*	2,900	132,501
KT Corp. (ADR)	19,900	334,121

		466,622

Spain - 0.1%
Construcciones y Auxiliar de Ferrocarriles SA	29	10,217

Sweden - 0.7%
Nordea Bank AB	7,900	94,450
Skandinaviska Enskilda Banken AB	300	4,700
SKF AB, Series B	653	8,343

		107,493

	Shares	Value
Switzerland - 4.7%
Baloise Holding AG	111	7,609
Novartis AG	81	4,256
STMicroelectronics NV	5,450	55,387
Zurich Financial Services AG	2,347	653,538

		720,790

Taiwan - 2.7%
AU Optronics Corp. (ADR)	35,944	408,324

Thailand - 0.1%
Sansiri PCL	128,600	8,130

United Kingdom - 17.0%
3i Group plc	21,177	267,670
Aegis Group plc	3,106	5,165
Aggreko plc	3,675	35,743
Aviva plc	12,670	110,345
Barclays plc	15,557	94,633
Barratt Developments plc	659	1,250
Beazley Group plc	4,061	8,675
Bellway plc	841	8,247
BG Group plc	2,880	52,253
British Land Co. plc	4,271	57,215
BT Group plc	97,776	282,792
Centrica plc	49,102	275,157
Compass Group plc	27,841	173,580
De La Rue plc	4,581	74,704
GlaxoSmithKline plc	8,055	174,258
HMV Group plc	10,764	24,598
Home Retail Group plc	2,844	12,121
IG Group Holdings plc	9,695	55,335
International Power plc	3,966	25,609
Legal & General Group plc	30,845	55,843
Lloyds TSB Group plc	15,422	64,239
Logica plc	22,347	43,453
Man Group plc	6,228	38,266
Melrose plc	4,315	11,200
Michael Page International plc	1,242	5,179
Next plc	3,457	63,479
Northern Foods plc	7,445	8,566
Reckitt Benckiser Group plc	757	36,702
Schroders plc	1,132	20,888
Scottish & Southern Energy plc	3,072	78,199
Stagecoach Group plc	24,225	110,643
Tate & Lyle plc	8,941	61,413
Tesco plc	2,727	18,990
Vodafone Group plc	7,529	16,656
Whitbread plc	1,422	27,050
William Morrison Supermarkets plc	41,941	194,946

		2,595,062

	Shares	Value
United States - 4.7%
Adobe Systems, Inc.*	200	7,894
American Italian Pasta Co.*	900	14,940
American Pacific Corp.*	800	10,448
Big Lots, Inc.*	2,400	66,792
BJ’s Wholesale Club, Inc.*	1,000	38,860
Cimarex Energy Co.	300	14,673
Compuware Corp.*	2,198	21,299
Continental Airlines, Inc., Class B*	1,700	28,356
Darling International, Inc.*	2,400	26,664
Family Dollar Stores, Inc.	200	4,740
GameStop Corp.*	100	3,421
Gap, Inc.	700	12,446
Integrated Device Technology, Inc.*	1,900	14,782
Invitrogen Corp.*	700	26,460
Johnson & Johnson	600	41,568
KapStone Paper and Packaging Corp.*	5,137	32,620
Lexmark International, Inc.*	1,100	35,827
Liberty Media Corp. — Capital, Series A*	800	10,704
Marvell Technology Group Ltd.*	1,258	11,699
NASDAQ OMX Group, Inc.*	1,600	48,912
OceanFirst Financial Corp.	900	16,308
Olympic Steel, Inc.	600	17,694
Perini Corp.*	1,000	25,790
QLogic Corp.*	2,200	33,792
Reliance Steel & Aluminum Co.	1,000	37,970
Revlon, Inc.*	260	3,861
Sanmina-SCI Corp.*	3,100	4,340
Steelcase, Inc.	100	1,075
The Buckle, Inc.	700	38,878
United Rentals, Inc.*	2,300	35,052
United Stationers, Inc.*	4	191
WellCare Health Plans, Inc.*	600	21,600

		709,656

Total Equity Securities (Cost $19,277,789)		15,063,453

TOTAL INVESTMENTS (Cost $19,277,789) - 98.7%		15,063,453
Other assets and liabilities, net - 1.3%		194,194

NET ASSETS - 100%		$15,257,647

*	Non-income producing security.
 Abbreviations:
ADR: American Depository Receipt
CVA: Certificaten Van Aandelen
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS CALVERT INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

	Principal
	Amount	Value
Asset Backed Securities - 1.8%
Capital Auto Receivables Asset Trust, 5.40%, 10/15/09	$124,134	$124,235
Capital One Auto Finance Trust, 5.33%, 11/15/10	131,773	130,877
Captec Franchise Trust, 8.155%, 6/15/13 (e)	200,000	155,488
Countrywide Asset-Backed Certificates, 3.657%, 11/25/34 (r)	89,171	76,382
Dunkin Securitization, 5.779%, 6/20/31 (e)	250,000	214,240
GE Capital Credit Card Master Note Trust, 2.528%, 3/15/13 (r)	500,000	479,611
GE Dealer Floorplan Master Note Trust, 3.198%, 4/20/11 (r)	100,000	96,501
GS Auto Loan Trust, 2.65%, 5/16/11	9,922	9,914
Household Automotive Trust, 5.43%, 6/17/11	154,925	153,681

Total Asset Backed Securities (Cost $1,534,971)		1,440,929

Collateralized Mortgage-Backed Obligations (privately originated) - 0.5%
American Home Mortgage Assets, 3.138%, 5/25/46 (r)	990,101	47,030
Chase Funding Mortgage Loan, 4.045%, 5/25/33	126,276	122,973
Impac CMB Trust:
3.517%, 4/25/35 (r)	117,046	51,121
3.477%, 5/25/35 (r)	25,322	17,112
3.527%, 8/25/35 (r)	97,211	56,156
Residential Asset Securitization Trust, 6.25%, 11/25/36	110,985	93,375

Total Collateralized Mortgage-Backed Obligations (privately originated) (Cost $519,064)		387,767

Commercial Mortgage-Backed Securities - 5.9%
Banc of America Commercial Mortgage, Inc., 5.449%, 1/15/49	300,000	269,121
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, 12/11/49	400,000	375,672
Cobalt CMBS Commercial Mortgage Trust, 5.74%, 5/15/46 (r)	3,000,000	2,821,056
Crown Castle Towers LLC:
4.643%, 6/15/35 (e)	250,000	246,273
5.245%, 11/15/36 (e)	400,000	389,946
Enterprise Mortgage Acceptance Co. LLC, 6.115%, 1/15/27 (e)(r)	531,775	249,934
Global Signal Trust II, 4.232%, 12/15/14 (e)	100,000	98,945
Global Signal Trust III, 5.361%, 2/15/36 (e)	250,000	251,472

Total Commercial Mortgage-Backed Securities (Cost $4,966,276)		4,702,419

	Principal
	Amount	Value
Corporate Bonds - 47.2%
AgFirst Farm Credit Bank:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (b)(r)	100,000	73,000
6.585% to 06/15/12, floating rate thereafter to 6/29/49 (e)(r)	350,000	209,528
7.30%, 10/14/49 (e)	300,000	243,702
Alliance Mortgage Investments, 12.61%, 6/1/10 (b)(r)(x)*	96,336	—
American National Red Cross, 5.422%, 11/15/13	335,000	345,546
Anadarko Petroleum Corp., 3.219%, 9/15/09 (r)	500,000	489,709
APL Ltd., 8.00%, 1/15/24	175,000	150,500
ArcelorMittal, 6.125%, 6/1/18 (b)(e)	500,000	443,056
Atlantic City Electric Co., 6.625%, 8/1/13	500,000	519,610
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (b)(e)	200,000	155,680
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	650,000	32,500
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	250,000	241,195
BAC Capital Trust XV, 3.61%, 6/1/56 (r)	710,000	531,531
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	381,907	397,247
Bank of America, 3.404%, 5/12/10 (r)	500,000	493,457
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)	574,944	587,006
Bear Stearns Co’s, Inc.:
3.852%, 3/30/09 (r)	30,000	29,713
3.186%, 7/19/10 (r)	400,000	395,477
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	1,700,000	1,532,535
Bunge Ltd. Finance Corp., 4.375%, 12/15/08	300,000	298,840

C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)	600,000	562,324
Capmark Financial Group, Inc., 3.453%, 5/10/10 (r)	300,000	213,035
Cargill, Inc., 4.036%, 1/21/11 (e)(r)	400,000	398,574
Caterpillar Financial Services Corp.:
3.304%, 8/6/10 (r)	150,000	145,721
5.85%, 9/1/17	250,000	231,514
Chesapeake Energy Corp.:
6.50%, 8/15/17	125,000	110,000
7.25%, 12/15/18	900,000	830,250
Chevy Chase Bank FSB, 6.875%, 12/1/13	100,000	79,652
CIT Group, Inc., 6.10% to 3/15/17, floating rate thereafter to 3/15/67 (r)	320,000	116,800
Citigroup, Inc.:
6.20%, 3/15/09	200,000	201,049
8.40% to 4/30/18, floating rate thereafter to 4/30/49 (b)(r)	200,000	136,132
Comcast Corp., 3.088%, 7/14/09 (r)	600,000	587,116
Compass Bancshares, Inc., 3.391%, 10/9/09 (e)(r)	200,000	199,158

	Principal
	Amount	Value
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 12/31/49 (e)(r)	1,745,000	1,176,612
CVS Caremark Corp., 4.317%, 9/10/10 (r)	400,000	391,749
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	100,000	107,211
Discover Financial Services, 3.349%, 6/11/10 (r)	600,000	484,324
Dominion Resources, Inc.:
3.866%, 6/17/10 (r)	300,000	299,442
6.30% to 9/30/11, floating rate thereafter to 9/30/66 (r)	300,000	272,312
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	1,345,000	1,137,426
FMG Finance Pty Ltd.:
6.811%, 9/1/11 (e)(r)	800,000	752,000
10.00%, 9/1/13 (b)(e)	250,000	242,500
Ford Motor Credit Co. LLC, 7.241%, 4/15/12 (r)	1,300,000	1,175,185
Fort Knox Military Housing, 5.815%, 2/15/52 (e)	250,000	205,302
Glitnir Banki HF:
2.951%, 10/15/08 (e)(g)(r)(t)	400,000	396,858
3.046%, 4/20/10 (e)(r)(t)	600,000	432,934
3.226%, 1/21/11 (e)(r)(t)	200,000	131,518
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)(t)	100,000	46,218
6.375%, 9/25/12 (b)(e)(t)	400,000	253,500
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	350,000	346,273
Goldman Sachs Group, Inc., 3.27%, 12/23/09 (r)	500,000	499,373
Great River Energy:
5.829%, 7/1/17 (e)	480,184	485,581
6.254%, 7/1/38 (e)	400,000	373,236
HBOS plc, 6.657% to 5/21/37, floating rate thereafter to 5/29/49 (e)(r)	200,000	113,118
Hewlett-Packard Co., 3.21%, 9/3/09 (r)	330,000	329,005
Home Depot, Inc., 2.944%, 12/16/09 (r)	150,000	140,954
HRPT Properties Trust, 3.419%, 3/16/11 (r)	450,000	416,179
Huntington National Bank, 4.65%, 6/30/09	200,000	195,895
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	505,000	404,238
Ingersoll-Rand Co. Ltd.:
6.23%, 11/19/27	426,000	462,564
6.015%, 2/15/28	285,000	298,903
Irwin Land LLC, 5.03%, 12/15/25 (e)	150,000	123,568
Jersey Central Power & Light Co., 5.625%, 5/1/16	200,000	183,200
John Deere Capital Corp., 3.485%, 1/18/11 (r)	500,000	487,284
JPMorgan Chase & Co., 2.36%, 10/28/08 (r)	625,000	625,186
Kaupthing Bank HF, 5.75%, 10/4/11 (b)(e)(t)	600,000	385,500
Land O’Lakes Capital Trust I, 7.45%, 3/15/28 (e)	400,000	338,000
Leucadia National Corp., 8.125%, 9/15/15	600,000	585,968
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27	200,000	196,720
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	42,000	420
8.30%, 12/1/37 (e)(m)*	100,000	1,000
M&I Marshall & Ilsley Bank, 3.435%, 12/4/12 (r)	300,000	240,402
Massachusetts Institute of Technology, 7.25%, 11/2/96	150,000	187,295

	Principal
	Amount	Value
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	300,000	238,887
Meridian Funding Co. LLC, 2.991%, 10/6/08 (e)(r)	9,793	9,412
Merrill Lynch & Co., Inc.:
2.894%, 8/14/09 (r)	250,000	240,424
3.251%, 1/15/15 (r)	400,000	292,645
Morgan Stanley, 3.041%, 1/9/12 (r)	250,000	165,000
National Fuel Gas Co., 6.50%, 4/15/18 (e)	100,000	94,701
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	400,000	400,530
6.59%, 7/7/38	70,000	73,120
Noble Group Ltd.:
8.50%, 5/30/13 (b)(e)	850,000	701,250
6.625%, 3/17/15 (b)(e)	150,000	109,758
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)	600,000	536,088
6.00%, 10/1/51 (e)	100,000	86,665
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(z)	250,000	44,860
Pacific Pilot Funding Ltd., 3.536%, 10/20/16 (e)(r)	96,013	94,576
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	200,000	192,295
Pepco Holdings, Inc., 3.435%, 6/1/10 (r)	160,000	156,176
Pioneer Natural Resources Co.:
5.875%, 7/15/16	250,000	223,525
6.65%, 3/15/17	1,000,000	900,173
ProLogis , 6.625%, 5/15/18	400,000	343,636
Puget Sound Energy, Inc., 7.02%, 12/1/27	377,000	342,843
Reed Elsevier Capital, Inc., 3.149%, 6/15/10 (r)	300,000	293,235
Richmond County Capital Corp., 5.963%, 7/15/49 (b)(e)(r)	300,000	186,000
Rochester Gas & Electric Corp., 6.375%, 9/1/33 (b)	475,000	424,860
Roper Industries, Inc., STEP, 6.625%, 8/15/13 (r)	100,000	101,404
Royal Bank of Scotland Group plc, 7.64% to 9/29/17, floating rate thereafter to 3/29/49 (b)(r)	1,000,000	640,000
Skyway Concession Co. LLC, 4.042%, 6/30/17 (b)(e)(r)	150,000	123,168
Southern California Edison Co., 5.75%, 4/1/35	90,000	83,678
SouthTrust Bank, 6.565%, 12/15/27 (b)	899,000	570,681
Sovereign Bancorp, Inc., 3.09%, 3/1/09 (r)	250,000	204,298
Sovereign Bank, 4.511%, 8/1/13 (r)	200,000	132,000
TEPPCO Partners LP, 7.00% to 6/1/17, floating rate thereafter to 6/1/67 (r)	336,000	282,072
TIERS Trust:
8.45%, 12/1/17 (b)(e)(n)*	219,620	2,196
STEP, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	26,600
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/34 (b)(e)	975,000	96,895
2/15/43 (e)	2,500,000	473,890
2/15/45 (b)(e)	8,018,426	935,750
Verizon North, Inc., 5.634%, 1/1/21 (e)	200,000	174,905

Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/15/42 (r)	2,200,000	924,000
Wells Fargo Bank, 6.584%, 9/1/27 (e)	250,000	259,450

Wells Fargo Capital XIII, 7.70% to 3/26/13, floating rate thereafter to 12/26/49 (r)	200,000	174,402
Xstrata Finance Dubai Ltd., 3.154%, 11/13/09 (e)(r)	400,000	395,723

Total Corporate Bonds (Cost $43,933,247)		37,657,881

	Principal
	Amount	Value
Taxable Municipal Obligations - 20.7%
Adams-Friendship Area Wisconsin School District GO Bonds:
5.18%, 3/1/12	125,000	128,207
5.21%, 3/1/13	140,000	143,415
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/09	400,000	385,260
Arlington Texas SO Revenue Bonds, 4.73%, 8/15/14	250,000	238,080
Aspen Colorado Public Facilities Authorities COPs:
5.31%, 9/1/09	120,000	121,804
5.30%, 9/1/11	135,000	138,152
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	150,000	143,857
Chicago Illinois GO Bonds, 5.30%, 1/1/14	200,000	195,774

Commonwealth Pennsylvania Financing Authority Revenue Bonds, 5.631%, 6/1/23	185,000	192,150
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	300,000	292,998
Ewing Township New Jersey School District GO Bonds, 4.80%, 5/1/16	940,000	920,439
Georgetown University Washington DC Revenue Bonds, 7.22%, 4/1/19	800,000	798,000

Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.29%, 1/1/20	200,000	192,642
Howell Township New Jersey School District GO Bonds, 5.30%, 7/15/19	150,000	148,290
Jackson & Williamson Counties Illinois Community High School District GO Bonds, Zero Coupon:
12/1/25	180,000	62,669
12/1/26	180,000	58,586
6/15/27	180,000	56,349
Kansas City Missouri Airport Revenue Bonds, 5.125%, 9/1/17	200,000	184,962
Kaukauna Wisconsin School District GO Revenue Bonds, 5.51%, 3/1/20	455,000	423,214
Kern County California PO Revenue Bonds, Zero Coupon:
8/15/19	170,000	86,797
8/15/20	365,000	172,963

King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	200,000	203,766
Lawrence Township Indiana School District GO Bonds, 5.55%, 7/5/14	445,000	471,340
Linden New Jersey GO Revenue Bonds, 5.63%, 4/1/21	285,000	264,323
Michigan State Municipal Bond Authority Revenue Bonds, 5.252%, 6/1/15	300,000	293,157
Mississippi State Development Bank SO Revenue Bonds, 5.60%, 1/1/26	100,000	93,086

Missouri State University Auxiliary Enterprise System Revenue Bonds, 5.00%, 4/1/09	750,000	754,275

Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	250,000	231,655
New Jersey State Economic Development Authority State Pension Funding Revenue Bonds, Zero Coupon, 2/15/21	360,000	169,834
New York City IDA Revenue Bonds, 6.027%, 1/1/46	200,000	196,322

New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 3.60%, 10/15/08	700,000	700,385
Northwest Washington Electric Energy Revenue Bonds, 4.06%, 7/1/09	100,000	99,669
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.411%, 9/1/21	200,000	193,200

	Principal
	Amount	Value
Oconto Falls Wisconsin Public School District GO Bonds, 5.70%, 3/1/16	495,000	506,232
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/16	236,000	150,096
Oregon State Local Governments GO Bonds, Zero Coupon, 6/1/18	500,000	279,820
Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/12	600,000	502,890
6/30/16	275,000	176,110
6/30/18	100,000	55,170
Owen Withee Wisconsin School District GO Bonds, 5.64%, 3/1/16	120,000	122,286
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/20	380,000	182,043
Philadelphia Pennsylvania School District GO Bonds, 4.47%, 7/1/12	1,000,000	1,008,880
Redlands California PO Revenue Bonds, Zero Coupon:
8/1/22	175,000	72,159
8/1/23	185,000	71,408
8/1/24	200,000	73,116
8/1/25	215,000	74,315
8/1/26	230,000	74,640
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 5.015%, 12/1/10	200,000	201,822
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	400,000	395,972
San Bernardino County California Financing Authority PO Revenue Bonds, Zero Coupon:
8/1/12	200,000	167,378
8/1/15	251,000	173,378

San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	200,000	176,024
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.36%, 8/1/16	150,000	149,485
Shell Lake Wisconsin School District GO Bonds, 6.03%, 4/1/24	495,000	505,464
Sonoma County California PO Revenue Bonds, 6.625%, 6/1/13	200,000	214,640
Thorp Wisconsin School District GO Bonds, 5.75%, 4/1/16	195,000	199,865
University of Central Florida COPs, 5.125%, 10/1/20	250,000	210,482
University of North Carolina at Charlotte Revenue Bonds, 5.118%, 4/1/12	500,000	511,860

Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	250,000	221,718
West Covina California Public Financing Authority Lease Revenue Bonds:
5.39%, 6/1/11	60,000	61,049
5.41%, 6/1/12	80,000	80,726
6.05%, 6/1/26	750,000	683,625
Ypsilanti Michigan GO Bonds, 5.75%, 5/1/14	445,000	454,981

Total Taxable Municipal Obligations (Cost $16,738,835)		16,513,254

U.S. Government Agencies and Instrumentalities - 0.9%
Government National Mortgage Association, 5.50%, 1/16/32	607,001	80,354
New Valley Generation I, 7.299%, 3/15/19	384,233	436,078
New Valley Generation V, 4.929%, 1/15/21	232,383	231,599

Total U.S. Government Agencies and Instrumentalities (Cost $731,503)		748,031

	Principal
	Amount	Value
U.S. Treasury - 6.1%
United States Treasury Bonds:
4.75%, 2/15/37	220,000	235,709
5.00%, 5/15/37	278,000	309,753
United States Treasury Notes, 4.00%, 8/15/18	4,235,000	4,294,555

Total U.S. Treasury (Cost $4,833,803)		4,840,017

	Shares
Equity Securities - 0.5%
Conseco, Inc. *	6,301	22,180
First Republic Preferred Capital Corp., Preferred (e)	300	228,000
Roslyn Real Estate Asset Corp., Preferred (b)(e)	1	66,000
Woodbourne Capital Trust I, Preferred (b)(e)	50,000	22,500
Woodbourne Capital Trust II, Preferred (b)(e)	50,000	22,500
Woodbourne Capital Trust III, Preferred (b)(e)	50,000	22,500
Woodbourne Capital Trust IV, Preferred (b)(e)	50,000	22,500

Total Equity Securities (Cost $719,983)		406,180

TOTAL INVESTMENTS (Cost $73,977,682) - 83.6%		66,696,478
Other assets and liabilities, net - 16.4%		13,100,681

NET ASSETS - 100%		$79,797,159

			Underlying	Unrealized
	Number of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	At Value	(Depreciation)
Sold:
2 Year U.S. Treasury Notes	70	12/08	$14,940,625	$(78,854)
10 Year U.S. Treasury Notes	52	12/08	5,960,500	170,860

Total Sold				$92,006

*	Non-income producing security.

(b)	This security was valued by the Board of Directors.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Subsequent to period end, Glitnir Banki HF defaulted on the principal and interest payments due on October 15, 2008.

(m)	The Illinois Insurance Department has prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n)	The Illinois Insurance Department has prohibited Lumbermens from making interest payment. This TIERS security is based on interest payment from Lumbermens. This security is no longer accruing interest.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(t)	Subsequent to period end, this security is no longer accruing interest.

(x)	Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(z)	This security is no longer accruing interest.
Abbreviations:
COPs: Certificates of Participation
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
PO: Pension obligation
SO: Special Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule.
Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CVS CALVERT SOCIAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

	Shares	Value
EQUITY SECURITIES - 96.4%
Air Freight & Logistics - 1.5%
United Parcel Service, Inc., Class B	2,200	$138,358

Capital Markets - 8.7%
Bank of New York Mellon Corp.	5,888	191,831
Charles Schwab Corp.	8,800	228,800
Goldman Sachs Group, Inc.	750	96,000
SEI Investments Co.	9,600	213,120
T. Rowe Price Group, Inc.	1,750	93,993

		823,744

Chemicals - 4.1%
Air Products & Chemicals, Inc.	2,900	198,621
Ecolab, Inc.	3,900	189,228

		387,849

	Shares	Value
Commercial Banks - 2.0%
SunTrust Banks, Inc.	1,100	49,489
Wells Fargo & Co.	2,300	86,319
Zions Bancorp	1,400	54,180

		189,988

Communications Equipment - 6.1%
Cisco Systems, Inc.*	18,500	417,360
QUALCOMM, Inc.	3,600	154,692

		572,052

Computers & Peripherals - 6.1%
Apple, Inc.*	2,350	267,101
Hewlett-Packard Co.	6,600	305,184

		572,285

Electrical Equipment - 3.3%
Cooper Industries Ltd.	1,900	75,905
Emerson Electric Co.	5,800	236,582

		312,487

Energy Equipment & Services - 4.3%
FMC Technologies, Inc.*	5,900	274,645
Smith International, Inc.	2,300	134,872

		409,517

Food & Staples Retailing - 5.8%
CVS Caremark Corp.	9,800	329,868
SYSCO Corp.	6,900	212,727

		542,595

Gas Utilities - 2.0%
Questar Corp.	4,700	192,324

Health Care Equipment & Supplies - 11.2%
Intuitive Surgical, Inc.*	450	108,441
Medtronic, Inc.	7,100	355,710
St. Jude Medical, Inc.*	4,100	178,309
Stryker Corp.	4,700	292,810
Varian Medical Systems, Inc.*	2,200	125,686

		1,060,956

Health Care Providers & Services - 4.1%
Coventry Health Care, Inc.*	4,700	152,985
Laboratory Corp. of America Holdings*	3,300	229,350

		382,335

	Shares	Value
Household Products - 3.7%
Colgate-Palmolive Co.	1,400	105,490
Procter & Gamble Co.	3,500	243,915

		349,405

Insurance - 3.9%
Aflac, Inc.	4,000	235,000
Principal Financial Group, Inc.	3,100	134,819

		369,819

Internet Software & Services - 2.7%
Google, Inc.*	640	256,333

Life Sciences — Tools & Services - 1.2%
Pharmaceutical Product Development, Inc.	2,800	115,780

Machinery - 5.1%
Danaher Corp.	2,400	166,560
Deere & Co.	3,200	158,400
Dover Corp.	3,400	137,870
John Bean Technologies Corp.*	1,274	16,129

		478,959

Media - 2.5%
Omnicom Group, Inc.	6,100	235,216

Multiline Retail - 4.7%
Kohl’s Corp.*	7,100	327,168
Target Corp.	2,300	112,815

		439,983

Oil, Gas & Consumable Fuels - 2.8%
EOG Resources, Inc.	2,950	263,907

Pharmaceuticals - 3.5%
Novartis AG (ADR)	6,300	332,892

Semiconductors & Semiconductor Equipment - 2.2%
Intel Corp.	11,200	209,776

Software - 1.5%
Microsoft Corp.	5,350	142,791

Specialty Retail - 3.4%
Staples, Inc.	14,400	324,000

Total Equity Securities (Cost $9,338,410)		9,103,351

TOTAL INVESTMENTS (Cost $9,338,410) - 96.4%		9,103,351
Other assets and liabilities, net - 3.6%		339,033

NET ASSETS - 100%		$9,442,384

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipt
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Variable Series, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of thirteen separate portfolios, five of which are reported herein. The Social International Equity and Social Equity Portfolios are registered as diversified portfolios. The Social Mid Cap, Social Balanced and Income Portfolios are registered as non-diversified. The operations of each series of the Fund are accounted for separately. The shares of the Fund are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.
On September 27, 2007, the net assets of the Calvert Variable Series, Inc. Social Small Cap Portfolio (“Small Cap Portfolio”) merged into the Calvert Variable Series, Inc. Social Mid Cap Portfolio (“Mid Cap Portfolio”). The merger was accomplished by a tax-free exchange of 257,722 shares of the Mid Cap Portfolio (valued at $8,151,735) for 499,408 shares of the Small Cap Portfolio outstanding at September 27, 2007. The Small Cap Portfolio’s net assets as of September 27, 2007, including $1,386,431 of unrealized appreciation, were combined with those of the Mid Cap Portfolio.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.
The Social International Equity Portfolio has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters. On September 30, 2008, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following amounts were fair valued in good faith under the direction of the Board of Directors as of September 30, 2008:

	Market Value	% of Net Assets

Balanced	$10,120,152	2.9%
Income	6,326,892	7.9%
Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments and requires additional disclosures about fair value measurements.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Investments in
Securities
Mid Cap Growth Portfolio Valuation Inputs
Level 1 - Quoted Prices	$38,824,601
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$38,824,601

	Investments in		Other Financial
	Securities		Instruments*
Balanced Portfolio Valuation Inputs
Level 1 - Quoted Prices	$197,630,249		$(243,291)
Level 2 - Other Significant Observable Inputs	122,354,506		—
Level 3 - Significant Unobservable Inputs	10,120,152	**	—

Total	$330,104,907		$(243,291)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

**	Level 3 securities represent 2.9% of net assets.

	Investments in
	Securities
International Equity Portfolio Valuation Inputs
Level 1 - Quoted Prices	$2,249,086
Level 2 - Other Significant Observable Inputs	12,814,367	*
Level 3 - Significant Unobservable Inputs	—

Total	$15,063,453

*	Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

	Investments in	Other Financial
	Securities	Instruments*
Income Portfolio Valuation Inputs
Level 1 - Quoted Prices	$5,090,197	$92,006
Level 2 - Other Significant Observable Inputs	55,279,389	—
Level 3 - Significant Unobservable Inputs	6,326,892	—

Total	$66,696,478	$92,006

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities
Income Portfolio
Balance as of 12/31/07	$312,103
Accrued discounts/ premiums	(676)
Realized gain (loss)	36,999
Change in unrealized appreciation (depreciation)	(593,684)
Net purchases (sales)	2,162,581
Transfers in and/ or out of Level 3	4,409,569

Balance as of 9/30/08	$6,326,892

Investments in
Securities
Equity Portfolio Valuation Inputs
Level 1 - Quoted Prices	$9,103,351
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$9,103,351

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.
Futures Contracts: The Funds may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to Schedules of Investments.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
New Accounting Pronouncements:
In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at September 30, 2008, and net realized capital loss carryforwards as of December 31, 2007 with expiration dates:

			INTERNATIONAL
	EQUITY	MID CAP	EQUITY

Federal income tax cost	$9,401,172	$37,891,179	$19,351,510

Unrealized appreciation	534,647	4,273,921	348,148

Unrealized (depreciation)	(832,468)	(3,340,499)	(4,636,205)

Net appreciation (depreciation)	$(297,821)	$933,422	$(4,288,057)

	BALANCED	INCOME

Federal income tax cost	$367,339,265	$74,001,362

Unrealized appreciation	6,567,859	323,058
Unrealized (depreciation)	(43,802,217)	(7,627,942)

Net appreciation (depreciation)	$(37,234,358)	$(7,304,884)

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE	EQUITY
31-Dec-10	$103,037
31-Dec-11	242,391
31-Dec-12	2,240

$347,668

Capital loss carryforwards may be utilized to offset future capital gains until expiration.
CVS AMERITAS CORE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

	Shares	Value
EQUITY SECURITIES - 89.9%
Airlines - 0.4%
JetBlue Airways Corp.*	75,200	$372,240

Automobiles - 2.8%
Toyota Motor Corp. (ADR)	32,850	2,818,530

Beverages - 2.0%
Dr Pepper Snapple Group, Inc.*	76,325	2,021,086

Biotechnology - 4.6%
Genentech, Inc.*	16,800	1,489,824
Gilead Sciences, Inc.*	66,100	3,012,838

		4,502,662

Capital Markets - 1.7%
Goldman Sachs Group, Inc.	13,351	1,708,928

Chemicals - 1.7%
Praxair, Inc.	23,635	1,695,575

Commercial Banks - 2.4%
Fifth Third Bancorp	70,554	839,593
US Bancorp	41,672	1,501,025

		2,340,618

	Shares	Value
Communications Equipment - 2.1%
Corning, Inc.	131,300	2,053,532

Computer Technology - 0.0%
Seagate Technology, Inc. (Escrowed)*	3,390	—

Computers & Peripherals - 3.9%
Apple, Inc.*	7,615	865,521
Dell, Inc.*	183,000	3,015,840

		3,881,361

Diversified Financial Services - 1.6%
CIT Group, Inc.:
Common	48,900	340,344
Preferred	7,400	243,682
JPMorgan Chase & Co.	21,550	1,006,385

		1,590,411

Diversified Telecommunication Services - 7.8%
AT&T, Inc.	139,700	3,900,424
France Telecom SA (ADR)	71,200	1,994,312
Level 3 Communications, Inc.*	656,700	1,773,090

		7,667,826

Electric Utilities - 2.9%
Entergy Corp.	32,330	2,877,693

Energy Equipment & Services - 1.4%
Transocean, Inc.	12,675	1,392,222

Food & Staples Retailing - 0.8%
Rite Aid Corp.*	895,300	752,052

Health Care Equipment & Supplies - 2.0%
Varian Medical Systems, Inc.*	34,000	1,942,420

Health Care Technology - 1.3%
Eclipsys Corp.*	61,645	1,291,463

Hotels, Restaurants & Leisure - 0.9%
Life Time Fitness, Inc.*	29,200	913,084

Insurance - 9.4%
ACE Ltd.	40,300	2,181,439
Allstate Corp.	74,400	3,431,328
Cincinnati Financial Corp.	68,900	1,959,516
Hartford Financial Services Group, Inc.	41,500	1,701,085

		9,273,368

	Shares	Value
Internet & Catalog Retail - 1.6%
priceline.com, Inc.*	23,842	1,631,508

IT Services - 1.0%
Paychex, Inc.	30,400	1,004,112

Media - 7.5%
Comcast Corp., Special Class A	196,750	3,879,910
DIRECTV Group, Inc.*	134,000	3,506,780

		7,386,690

Oil, Gas & Consumable Fuels - 12.3%
ConocoPhillips	46,800	3,428,100
Exxon Mobil Corp.	52,400	4,069,384
Gazprom OAO (ADR)	58,600	1,813,670
Marathon Oil Corp.	71,200	2,838,744

		12,149,898

Pharmaceuticals - 6.1%
Eli Lilly & Co.	78,475	3,455,254
Roche Holding AG (ADR)	11,200	865,760
Teva Pharmaceutical Industries Ltd. (ADR)	36,800	1,685,072

		6,006,086

Road & Rail - 0.9%
Hertz Global Holdings, Inc.*	116,539	882,200

Semiconductors & Semiconductor Equipment - 4.1%
Intel Corp.	163,200	3,056,736
ON Semiconductor Corp.*	148,106	1,001,197

		4,057,933

Software - 3.4%
Microsoft Corp.	126,200	3,368,278

Wireless Telecommunication Services - 3.3%
China Mobile Ltd. (ADR)	23,400	1,171,872
Crown Castle International Corp.*	73,350	2,124,949

		3,296,821

Total Equity Securities (Cost $107,620,998)		88,878,597

TOTAL INVESTMENTS (Cost $107,620,998) - 89.9%		88,878,597
Other assets and liabilities, net - 10.1%		10,001,002

NET ASSETS - 100%		$98,879,599

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipt
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS INCOME & GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

	Shares	Value
EQUITY SECURITIES - 94.8%
Aerospace & Defense - 1.2%
Boeing Co.	29,900	$1,714,765

Automobiles - 1.2%
Honda Motor Co. Ltd. (ADR)	56,600	1,704,226

Capital Markets - 4.6%
AllianceBernstein Holding LP	44,100	1,632,141
Bank of New York Mellon Corp.	63,009	2,052,833
Legg Mason, Inc.	52,900	2,013,374
Morgan Stanley	43,500	1,000,500

		6,698,848

Chemicals - 2.1%
Dow Chemical Co.	93,100	2,958,718

Commercial Banks - 0.6%
KeyCorp	67,600	807,144

Communications Equipment - 5.2%
Cisco Systems, Inc.*	152,400	3,438,144
Motorola, Inc.	273,900	1,955,646
Nokia Oyj (ADR)	110,600	2,062,690

		7,456,480

Computers & Peripherals - 2.1%
International Business Machines Corp.	26,000	3,040,960

Consumer Finance - 2.8%
American Express Co.	54,100	1,916,763
Capital One Financial Corp.	25,200	1,285,200
Discover Financial Services	63,750	881,025

		4,082,988

	Shares	Value
Diversified Financial Services - 5.8%
Bank of America Corp.	76,200	2,667,000
Citigroup, Inc.	154,600	3,170,846
JPMorgan Chase & Co.	53,500	2,498,450

		8,336,296

Diversified Telecommunication Services - 4.5%
AT&T, Inc.	126,600	3,534,672
Frontier Communications Corp.	150,800	1,734,200
Verizon Communications, Inc.	40,000	1,283,600

		6,552,472

Electric Utilities - 4.4%
Duke Energy Corp.	208,500	3,634,155
Southern Co.	71,500	2,694,835

		6,328,990

Electronic Equipment & Instruments - 1.5%
Tyco Electronics Ltd.	78,850	2,180,991

Food & Staples Retailing - 4.8%
CVS Caremark Corp.	57,000	1,918,620
Walgreen Co.	70,600	2,185,776
Wal-Mart Stores, Inc.	46,500	2,784,885

		6,889,281

Food Products - 3.2%
Kraft Foods, Inc.	66,500	2,177,875
Unilever NV	84,700	2,385,152

		4,563,027

Health Care Equipment & Supplies - 1.6%
Covidien Ltd.	43,850	2,357,376

Health Care Providers & Services - 2.3%
WellPoint, Inc.*	70,300	3,287,931

Household Durables - 0.9%
Sony Corp. (ADR)	43,400	1,339,758

Industrial Conglomerates - 6.0%
3M Co.	51,200	3,497,472
General Electric Co.	124,600	3,177,300
Tyco International Ltd.	58,150	2,036,413

		8,711,185

Insurance - 6.1%
Allstate Corp.	34,900	1,609,588
Genworth Financial, Inc.	107,200	922,992
MetLife, Inc.	53,700	3,007,200

	Shares	Value
Travelers Co.’s, Inc.	72,600	3,281,520

		8,821,300

Machinery - 2.9%
Caterpillar, Inc.	47,400	2,825,040
Ingersoll-Rand Co. Ltd.	41,200	1,284,204

		4,109,244

Media - 5.6%
CBS Corp., Class B	85,100	1,240,758
Comcast Corp.	101,600	1,994,408
Gannett Co., Inc.	61,700	1,043,347
News Corp., Class B	103,200	1,253,880
Time Warner, Inc.	196,700	2,578,737

		8,111,130

Metals & Mining - 1.4%
Newmont Mining Corp.	51,500	1,996,140

Oil, Gas & Consumable Fuels - 16.3%
Anadarko Petroleum Corp.	58,800	2,852,388
BP plc (ADR)	69,400	3,481,798
Chevron Corp.	20,600	1,699,088
ConocoPhillips	37,400	2,739,550
Devon Energy Corp.	33,900	3,091,680
Marathon Oil Corp.	95,200	3,795,624
Royal Dutch Shell plc (ADR)	52,900	3,121,629
Spectra Energy Corp.	113,400	2,698,920

		23,480,677

Pharmaceuticals - 4.8%
GlaxoSmithKline plc (ADR)	54,200	2,355,532
Johnson & Johnson	22,400	1,551,872
Pfizer, Inc.	162,500	2,996,500

		6,903,904

Software - 2.1%
Microsoft Corp.	115,400	3,080,026

Wireless Telecommunication Services - 0.8%
Sprint Nextel Corp.	199,900	1,219,390

Total Equity Securities (Cost $173,942,006)		136,733,247

TOTAL INVESTMENTS (Cost $173,942,006) - 94.8%		136,733,247
Other assets and liabilities, net - 5.2%		7,448,132

NET ASSETS - 100%		$144,181,379

Abbreviations:
ADR: American Depositary Receipt
LP: Limited Partnership

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

	Shares	Value
EQUITY SECURITIES - 96.7%
Biotechnology - 2.3%
BioMarin Pharmaceutical, Inc.*	7,385	$195,629
Cubist Pharmaceuticals, Inc.*	18,480	410,810
Myriad Genetics, Inc.*	3,540	229,675

		836,114

Building Products - 1.8%
Ameron International Corp.	8,944	640,838

Capital Markets - 2.2%
FCStone Group, Inc.*	19,567	352,010
Investment Technology Group, Inc.*	13,580	413,239

		765,249

Chemicals - 2.1%
Quaker Chemical Corp.	11,260	320,460
Terra Industries, Inc.	14,070	413,658

		734,118

Commercial Banks - 1.9%
SVB Financial Group*	11,685	676,795

Commercial Services & Supplies - 7.3%
Corrections Corp. of America*	17,944	445,908
GEO Group, Inc.*	28,870	583,463
Monster Worldwide, Inc.*	20,610	307,295
School Specialty, Inc.*	15,105	471,125
Waste Connections, Inc.*	22,770	781,011

		2,588,802

	Shares	Value
Communications Equipment - 2.2%
EMS Technologies, Inc.*	34,655	773,153

Computers & Peripherals - 3.2%
Compellent Technologies, Inc.*	58,125	720,750
Netezza Corp.*	40,675	431,562

		1,152,312

Construction & Engineering - 1.4%
Northwest Pipe Co.*	11,705	510,572

Construction Materials - 1.0%
Texas Industries, Inc.	8,370	341,998

Consumer Finance - 1.1%
Cash America International, Inc.	10,460	376,978

Diversified Consumer Services - 2.2%
American Public Education, Inc.*	13,645	658,781
K12, Inc.*	4,570	121,105

		779,886

Electrical Equipment - 1.1%
Polypore International, Inc.*	17,340	372,983

Electronic Equipment & Instruments - 4.2%
Coherent, Inc.*	32,980	1,172,439
Dolby Laboratories, Inc.*	9,295	327,091

		1,499,530

Energy Equipment & Services - 7.0%
Core Laboratories N.V.	3,870	392,108
Lufkin Industries, Inc.	16,740	1,328,319
OYO Geospace Corp.*	19,609	770,242

		2,490,669

Health Care Equipment & Supplies - 9.3%
American Medical Systems Holdings, Inc.*	58,330	1,035,941
Cutera, Inc.*	36,020	382,172
Hansen Medical, Inc.*	8,260	111,014
Mentor Corp.	10,095	240,867
SurModics, Inc.*	11,180	352,058
Thoratec Corp.*	45,140	1,184,925

		3,306,977

Health Care Providers & Services - 5.4%
Animal Health International, Inc.*	43,925	361,942
Brookdale Senior Living, Inc.	18,435	405,386
Centene Corp.*	42,875	879,366

	Shares	Value
MWI Veterinary Supply, Inc.*	6,650	261,279

		1,907,973

Health Care Technology - 4.3%
Eclipsys Corp.*	63,115	1,322,259
Vital Images, Inc.*	14,085	211,275

		1,533,534

Hotels, Restaurants & Leisure - 7.9%
Bally Technologies, Inc.*	20,085	608,174
BJ’s Restaurants, Inc.*	28,065	335,096
Carrols Restaurant Group, Inc.*	26,660	79,980
Cheesecake Factory*	24,190	353,658
Red Robin Gourmet Burgers, Inc.*	11,520	308,736
Shuffle Master, Inc.*	69,675	354,646
Vail Resorts, Inc.*	6,905	241,330
WMS Industries, Inc.*	17,775	543,382

		2,825,002

Household Durables - 2.4%
Universal Electronics, Inc.*	34,366	858,463

Internet & Catalog Retail - 0.1%
US Auto Parts Network, Inc.*	19,595	41,345

Internet Software & Services - 1.2%
Internet Capital Group, Inc.*	26,850	217,754
Switch & Data Facilities Co., Inc.*	16,445	204,740

		422,494

Life Sciences — Tools & Services - 3.1%
ICON plc (ADR)*	28,589	1,093,529

Machinery - 4.4%
Bucyrus International, Inc.	6,560	293,101
CIRCOR International, Inc.	10,220	443,855
RBC Bearings, Inc.*	14,905	502,149
Sauer-Danfoss, Inc.	13,235	326,772

		1,565,877

Marine - 0.2%
Ultrapetrol (Bahamas) Ltd.*	10,490	82,346

Media - 0.7%
Entravision Communications Corp.*	58,780	158,118
Lions Gate Entertainment Corp.*	10,915	99,327

		257,445

	Shares	Value
Oil, Gas & Consumable Fuels - 1.9%
James River Coal Co.*	23,305	512,477
Petroleum Development Corp.*	4,080	181,030

		693,507

Personal Products - 0.1%
Physicians Formula Holdings, Inc.*	8,600	51,170

Semiconductors & Semiconductor Equipment - 2.5%
Advanced Energy Industries, Inc.*	24,095	329,620
Eagle Test Systems, Inc.*	35,900	549,629

		879,249

Software - 8.8%
ANSYS, Inc.*	21,800	825,566
FactSet Research Systems, Inc.	9,380	490,105
Macrovision Solutions Corp.*	23,240	357,431
Quality Systems, Inc.	21,220	896,757
TIBCO Software, Inc.*	78,950	577,914

		3,147,773

Specialty Retail - 3.0%
Genesco, Inc.*	31,965	1,070,188

Textiles, Apparel & Luxury Goods - 0.4%
Volcom, Inc.*	7,385	127,613

Total Equity Securities (Cost $33,945,844)		34,404,482

TOTAL INVESTMENTS (Cost $33,945,844) - 96.7%		34,404,482
Other assets and liabilities, net - 3.3%		1,180,961

NET ASSETS - 100%		$35,585,443

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipt
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

	Shares	Value
EQUITY SECURITIES - 95.5%
Aerospace & Defense - 1.0%
BE Aerospace, Inc.*	32,700	$517,641

Beverages - 1.3%
Hansen Natural Corp.*	21,148	639,727

Biotechnology - 4.9%
Alexion Pharmaceuticals, Inc.*	11,950	469,635
Biogen Idec, Inc.*	5,050	253,965
Celgene Corp.*	3,800	240,464
InterMune, Inc.*	14,573	249,344
Metabolix, Inc.*	50,081	544,881
United Therapeutics Corp.*	6,400	673,088

		2,431,377

Capital Markets - 5.2%
AllianceBernstein Holding LP	14,995	554,965
Blackstone Group LP	33,050	506,987
Invesco Ltd.	22,050	462,609
Lazard Ltd.	14,050	600,778
State Street Corp.	8,500	483,480

		2,608,819

Chemicals - 3.4%
Flotek Industries, Inc.*	6,450	70,950
Mosaic Co.	7,350	499,947
Praxair, Inc.	9,900	710,226
Rockwood Holdings, Inc.*	9,650	247,619
Terra Industries, Inc.	5,550	163,170

		1,691,912

Commercial Services & Supplies - 0.8%
GEO Group, Inc.*	20,900	422,389

Communications Equipment - 2.4%
Research In Motion Ltd.*	17,353	1,185,210

Computers & Peripherals - 1.6%
Apple, Inc.*	6,850	778,571

Construction & Engineering - 2.0%
Fluor Corp.	17,950	999,815

	Shares	Value
Distributors - 0.8%
LKQ Corp.*	23,240	394,383

Diversified Financial Services - 4.4%
CME Group, Inc.	1,400	520,114
JPMorgan Chase & Co.	13,200	616,440
NYSE Euronext	27,450	1,075,491

		2,212,045

Electric Utilities - 1.0%
ITC Holdings Corp.	9,932	514,180

Electrical Equipment - 2.8%
General Cable Technologies Corp.*	18,550	660,937
JA Solar Holdings Co. Ltd. (ADR)*	70,350	744,303

		1,405,240

Electronic Equipment & Instruments - 0.4%
Mellanox Technologies Ltd.*	18,800	194,204

Energy Equipment & Services - 8.1%
Acergy SA (ADR)	17,700	178,062
Cameron International Corp.*	20,600	793,924
Nabors Industries Ltd.*	53,700	1,338,204
National Oilwell Varco, Inc.*	20,400	1,024,692
Weatherford International Ltd.*	27,350	687,579

		4,022,461

Food & Staples Retailing - 2.0%
Whole Foods Market, Inc.	50,000	1,001,500

Health Care Equipment & Supplies - 1.9%
Insulet Corp.*	15,500	215,760
Varian Medical Systems, Inc.*	13,200	754,116

		969,876

Health Care Providers & Services - 4.7%
Aetna, Inc.	13,650	492,902
Community Health Systems, Inc.*	25,100	735,681
Tenet Healthcare Corp.*	162,250	900,488
Universal Health Services, Inc., Class B	3,400	190,502

		2,319,573

Hotels, Restaurants & Leisure - 0.5%
Burger King Holdings, Inc.	10,650	261,564

Industrial Conglomerates - 2.7%
McDermott International, Inc.*	53,350	1,363,093

	Shares	Value
Insurance - 0.8%
Willis Group Holdings Ltd.	12,650	408,089

Internet & Catalog Retail - 1.6%
Expedia, Inc.*	33,200	501,652
Shutterfly, Inc.*	30,738	295,392

		797,044

Internet Software & Services - 5.2%
eBay, Inc.*	19,650	439,767
Interwoven, Inc.*	36,750	518,910
Omniture, Inc.*	26,400	484,704
SINA Corp.*	25,350	892,320
Vignette Corp.*	21,650	232,521

		2,568,222

IT Services - 3.8%
Cognizant Technology Solutions Corp.*	44,650	1,019,360
Satyam Computer Services Ltd. (ADR)	53,050	856,758

		1,876,118

Life Sciences — Tools & Services - 2.4%
Parexel International Corp.*	13,100	375,446
Thermo Fisher Scientific, Inc.*	14,700	808,500

		1,183,946

Machinery - 2.0%
Joy Global, Inc.	22,000	993,080

Metals & Mining - 0.0%
Thompson Creek Metals Co., Inc.*	1,200	11,358

Oil, Gas & Consumable Fuels - 4.7%
Cabot Oil & Gas Corp.	5,100	184,314
Concho Resources, Inc.*	11,300	311,993
Concho Resources, Inc. (b)(i)*	8,950	234,754
Consol Energy, Inc.	8,850	406,126
Denbury Resources, Inc.*	29,300	557,872
Massey Energy Co.	11,650	415,555
Nexen, Inc.	9,900	229,977

		2,340,591

Pharmaceuticals - 1.7%
Auxilium Pharmaceuticals, Inc.*	7,550	244,620
Mylan, Inc.*	53,650	612,683

		857,303

Professional Services - 0.9%
FTI Consulting, Inc.*	5,900	426,216

	Shares	Value
Road & Rail - 0.8%
Norfolk Southern Corp.	6,000	397,260

Semiconductors & Semiconductor Equipment - 5.6%
Atheros Communications, Inc.*	25,380	598,460
Broadcom Corp.*	25,450	474,133
Intersil Corp.	53,200	882,056
MEMC Electronic Materials, Inc.*	18,150	512,919
Skyworks Solutions, Inc.*	16,000	133,760
Tessera Technologies, Inc.*	11,700	191,178

		2,792,506

Software - 6.5%
Autodesk, Inc.*	16,700	560,285
Informatica Corp.*	19,100	248,109
Net 1 UEPS Technologies, Inc.*	10,350	231,115
Nintendo Co. Ltd. (ADR)	17,115	901,105
Solera Holdings, Inc.*	4,600	132,112
Take-Two Interactive Software, Inc.	18,800	308,320
THQ, Inc.*	21,066	253,635
TIBCO Software, Inc.*	86,200	630,984

		3,265,665

Specialty Retail - 2.0%
Chico’s FAS, Inc.*	57,900	316,713
GameStop Corp.*	13,550	463,545
J Crew Group, Inc.*	7,550	215,703

		995,961

Textiles, Apparel & Luxury Goods - 3.2%
Gildan Activewear, Inc.*	37,250	848,555
Iconix Brand Group, Inc.*	56,150	734,442

		1,582,997

Thrifts & Mortgage Finance - 1.5%
People’s United Financial, Inc.	38,350	738,237

Wireless Telecommunication Services - 0.9%
SBA Communications Corp.*	18,169	470,032

Total Equity Securities (Cost $58,427,616)		47,638,205

	Principal
	Amount
CORPORATE BONDS - 0.3%
Transocean, Inc., Series C, 1.50%, 12/15/37	$180,000	162,900

Total Corporate Bonds (Cost $180,000)		162,900

	Principal
	Amount
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 3.4%
Federal Home Loan Bank Discount Notes:
10/7/08	1,300,000	1,299,556
10/9/08	400,000	399,933

Total U.S. Government Agencies and Instrumentalities (Cost $1,699,489)		1,699,489

TOTAL INVESTMENTS (Cost $60,307,105) - 99.2%		49,500,594
Other assets and liabilities, net - 0.8%		409,350

NET ASSETS - 100%		$49,909,944

*	Non-income producing security.
(b) This security was valued by the Board of Directors. See Note A.
(i) Restricted securities represent 0.5% of the net assets for the Fund.
Abbreviations:
ADR: American Depository Receipt
LP: Limited Partnership
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CVS AMERITAS INDEX 500 PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

	Shares	Value
EQUITY SECURITIES - 97.3%
Aerospace & Defense - 2.6%
Boeing Co.	4,274	$245,114
General Dynamics Corp.	2,295	168,958
Goodrich Corp.	748	31,117
Honeywell International, Inc.	4,301	178,706
L-3 Communications Holdings, Inc.	702	69,021
Lockheed Martin Corp.	1,922	210,786
Northrop Grumman Corp.	1,949	117,992
Precision Castparts Corp.	806	63,497
Raytheon Co.	2,407	128,799
Rockwell Collins, Inc.	961	46,214
United Technologies Corp.	5,569	334,474

		1,594,678

	Shares	Value
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	982	50,043
Expeditors International of Washington, Inc.	1,275	44,421
FedEx Corp.	1,797	142,035
United Parcel Service, Inc., Class B	5,821	366,082

		602,581

Airlines - 0.1%
Southwest Airlines Co.	4,241	61,537

Auto Components - 0.2%
Goodyear Tire & Rubber Co.*	1,438	22,016
Johnson Controls, Inc.	3,430	104,032

		126,048

Automobiles - 0.3%
Ford Motor Co.*	13,400	69,680
General Motors Corp.	3,384	31,979
Harley-Davidson, Inc.	1,360	50,728

		152,387

Beverages - 2.8%
Anheuser-Busch Co’s, Inc.	4,151	269,317
Brown-Forman Corp., Class B	454	32,602
Coca-Cola Co.	11,471	606,586
Coca-Cola Enterprises, Inc.	1,720	28,844
Constellation Brands, Inc.*	1,169	25,087
Molson Coors Brewing Co., Class B	837	39,130
Pepsi Bottling Group, Inc.	810	23,628
PepsiCo, Inc.	9,038	644,138

		1,669,332

Biotechnology - 1.6%
Amgen, Inc.*	6,105	361,843
Biogen Idec, Inc.*	1,676	84,286
Celgene Corp.*	2,607	164,971
Genzyme Corp.*	1,553	125,622
Gilead Sciences, Inc.*	5,303	241,711

		978,433

Building Products - 0.1%
Masco Corp.	2,162	38,786

	Shares	Value
Capital Markets - 2.7%
American Capital Ltd.	1,214	30,969
Ameriprise Financial, Inc.	1,254	47,903
Bank of New York Mellon Corp.	6,614	215,484
Charles Schwab Corp.	5,398	140,348
E*Trade Financial Corp.*	3,199	8,957
Federated Investors, Inc., Class B	519	14,973
Franklin Resources, Inc.	880	77,554
Goldman Sachs Group, Inc.	2,512	321,536
Invesco Ltd.	2,312	48,506
Janus Capital Group, Inc.	876	21,269
Legg Mason, Inc.	844	32,123
Merrill Lynch & Co., Inc.	8,848	223,854
Morgan Stanley	6,412	147,476
Northern Trust Corp.	1,278	92,272
State Street Corp.	2,496	141,973
T. Rowe Price Group, Inc.	1,500	80,565

		1,645,762

Chemicals - 2.0%
Air Products & Chemicals, Inc.	1,223	83,763
Ashland, Inc.	335	9,795
CF Industries Holdings, Inc.	337	30,822
Dow Chemical Co.	5,340	169,705
Eastman Chemical Co.	456	25,107
Ecolab, Inc.	1,049	50,898
EI Du Pont de Nemours & Co.	5,206	209,802
Hercules, Inc.	677	13,398
International Flavors & Fragrances, Inc.	482	19,020
Monsanto Co.	3,175	314,262
PPG Industries, Inc.	948	55,287
Praxair, Inc.	1,817	130,352
Rohm & Haas Co.	715	50,050
Sigma-Aldrich Corp.	727	38,109

		1,200,370

Commercial Banks - 2.9%
BB&T Corp.	3,177	120,091
Comerica, Inc.	900	29,511
Fifth Third Bancorp	3,401	40,472
First Horizon National Corp.	1,159	10,852
Huntington Bancshares, Inc.	2,189	17,490
KeyCorp	2,902	34,650
M&T Bank Corp.	461	41,144
Marshall & Ilsley Corp.	1,551	31,253
National City Corp.	4,545	7,954
PNC Financial Services Group, Inc.	2,003	149,624
Regions Financial Corp.	4,010	38,496
SunTrust Banks, Inc.	2,046	92,050

	Shares	Value
US Bancorp	10,053	362,109
Wachovia Corp.	12,458	43,603
Wells Fargo & Co.	19,095	716,635
Zions Bancorp	643	24,884

		1,760,818

Commercial Services & Supplies - 0.4%
Allied Waste Industries, Inc.*	2,016	22,398
Avery Dennison Corp.	638	28,378
Cintas Corp.	781	22,422
Pitney Bowes, Inc.	1,241	41,276
RR Donnelley & Sons Co.	1,270	31,153
Waste Management, Inc.	2,832	89,180

		234,807

Communications Equipment - 2.5%
Ciena Corp.*	539	5,433
Cisco Systems, Inc.*	34,072	768,664
Corning, Inc.	9,106	142,418
Harris Corp.	810	37,422
JDS Uniphase Corp.*	1,374	11,624
Juniper Networks, Inc.*	3,136	66,075
Motorola, Inc.	13,090	93,463
QUALCOMM, Inc.	9,470	406,926
Tellabs, Inc.*	2,376	9,647

		1,541,672

Computers & Peripherals - 4.3%
Apple, Inc.*	5,110	580,803
Dell, Inc.*	10,064	165,855
EMC Corp.*	11,958	143,018
Hewlett-Packard Co.	14,136	653,649
International Business Machines Corp.	7,821	914,744
Lexmark International, Inc.*	527	17,164
NetApp, Inc.*	1,891	34,473
QLogic Corp.*	793	12,180
SanDisk Corp.*	1,344	26,275
Sun Microsystems, Inc.*	4,345	33,022
Teradata Corp.*	1,075	20,962

		2,602,145

Construction & Engineering - 0.2%
Fluor Corp.	1,062	59,153
Jacobs Engineering Group, Inc.*	728	39,538

		98,691

Construction Materials - 0.1%
Vulcan Materials Co.	655	48,798

	Shares	Value
Consumer Finance - 0.7%
American Express Co.	6,701	237,416
Capital One Financial Corp.	2,169	110,619
Discover Financial Services	2,863	39,567
SLM Corp.*	2,789	34,416

		422,018

Containers & Packaging - 0.1%
Ball Corp.	585	23,102
Bemis Co., Inc.	596	15,621
Pactiv Corp.*	782	19,417
Sealed Air Corp.	958	21,066

		79,206

Distributors - 0.1%
Genuine Parts Co.	979	39,366

Diversified Consumer Services - 0.1%
Apollo Group, Inc.*	614	36,410
H&R Block, Inc.	1,944	44,226

		80,636

Diversified Financial Services - 4.8%
Bank of America Corp.	26,298	920,430
CIT Group, Inc.	1,690	11,762
Citigroup, Inc.	31,355	643,091
CME Group, Inc.	390	144,889
IntercontinentalExchange, Inc.*	450	36,306
JPMorgan Chase & Co.	21,257	992,702
Leucadia National Corp.	1,058	48,076
Moody’s Corp.	1,140	38,760
NYSE Euronext	1,584	62,061

		2,898,077

Diversified Telecommunication Services - 2.7%
AT&T, Inc.	34,064	951,067
CenturyTel, Inc.	631	23,126
Embarq Corp.	823	33,373
Frontier Communications Corp.	1,938	22,287
Qwest Communications International, Inc.	9,094	29,374
Verizon Communications, Inc.	16,459	528,169
Windstream Corp.	2,674	29,253

		1,616,649

Electric Utilities - 2.1%
Allegheny Energy, Inc.	1,005	36,954
American Electric Power Co., Inc.	2,322	85,984
Duke Energy Corp.	7,300	127,239
Edison International	1,879	74,972
Entergy Corp.	1,105	98,356

	Shares	Value
Exelon Corp.	3,792	237,455
FirstEnergy Corp.	1,761	117,969
FPL Group, Inc.	2,359	118,658
Pepco Holdings, Inc.	1,204	27,583
Pinnacle West Capital Corp.	602	20,715
PPL Corp.	2,162	80,037
Progress Energy, Inc.	1,513	65,256
Southern Co.	4,445	167,532

		1,258,710

Electrical Equipment - 0.4%
Cooper Industries Ltd.	1,040	41,548
Emerson Electric Co.	4,482	182,821
Rockwell Automation, Inc.	878	32,784

		257,153

Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc.*	2,064	61,218
Amphenol Corp.	1,023	41,063
Jabil Circuit, Inc.	1,251	11,935
Molex, Inc.	833	18,701
Tyco Electronics Ltd.	2,726	75,401

		208,318

Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	1,779	107,701
BJ Services Co.	1,757	33,612
Cameron International Corp.*	1,295	49,909
ENSCO International, Inc.	827	47,660
Halliburton Co.	5,062	163,958
Nabors Industries Ltd.*	1,683	41,940
National Oilwell Varco, Inc.*	2,414	121,231
Noble Corp.	1,553	68,177
Rowan Co’s, Inc.	673	20,560
Schlumberger Ltd.	6,929	541,086
Smith International, Inc.	1,247	73,124
Transocean, Inc.	1,842	202,325
Weatherford International Ltd.*	3,931	98,825

		1,570,108

Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	2,511	163,039
CVS Caremark Corp.	8,282	278,772
Kroger Co.	3,781	103,902
Safeway, Inc.	2,513	59,608
SUPERVALU, Inc.	1,269	27,537
SYSCO Corp.	3,477	107,196
Walgreen Co.	5,713	176,875
Wal-Mart Stores, Inc.	12,942	775,097
Whole Foods Market, Inc.	839	16,805

		1,708,831

	Shares	Value
Food Products - 1.7%
Archer-Daniels-Midland Co.	3,721	81,527
Campbell Soup Co.	1,223	47,208
ConAgra Foods, Inc.	2,617	50,927
Dean Foods Co.*	909	21,234
General Mills, Inc.	1,941	133,385
H.J. Heinz Co.	1,804	90,146
Hershey Co.	957	37,840
Kellogg Co.	1,447	81,177
Kraft Foods, Inc.	8,763	286,988
McCormick & Co., Inc.	767	29,491
Sara Lee Corp.	4,222	53,324
Tyson Foods, Inc.	1,723	20,573
Wm. Wrigley Jr. Co.	1,244	98,773

		1,032,593

Gas Utilities - 0.1%
Nicor, Inc.	270	11,975
Questar Corp.	1,037	42,434

		54,409

Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	3,623	237,777
Becton Dickinson & Co.	1,407	112,926
Boston Scientific Corp.*	8,666	106,332
C.R. Bard, Inc.	594	56,353
Covidien Ltd.	2,898	155,796
Hospira, Inc.*	951	36,328
Intuitive Surgical, Inc.*	231	55,666
Medtronic, Inc.	6,516	326,452
St. Jude Medical, Inc.*	1,974	85,849
Stryker Corp.	1,428	88,964
Varian Medical Systems, Inc.*	751	42,905
Zimmer Holdings, Inc.*	1,301	83,993

		1,389,341

Health Care Providers & Services - 1.9%
Aetna, Inc.	2,722	98,291
AmerisourceBergen Corp.	963	36,257
Cardinal Health, Inc.	2,073	102,157
Cigna Corp.	1,586	53,892
Coventry Health Care, Inc.*	907	29,523
DaVita, Inc.*	604	34,434
Express Scripts, Inc.*	1,425	105,194
Humana, Inc.*	1,012	41,694
Laboratory Corp. of America Holdings*	666	46,287
McKesson Corp.	1,594	85,773

	Shares	Value
Medco Health Solutions, Inc.*	2,919	131,355
Patterson Co’s, Inc.*	526	15,996
Quest Diagnostics, Inc.	944	48,776
Tenet Healthcare Corp.*	2,394	13,287
UnitedHealth Group, Inc.	7,027	178,416
WellPoint, Inc.*	2,952	138,065

		1,159,397

Health Care Technology - 0.0%
IMS Health, Inc.	1,084	20,498

Hotels, Restaurants & Leisure - 1.3%
Carnival Corp.	2,524	89,224
Darden Restaurants, Inc.	837	23,963
International Game Technology	1,851	31,800
Marriott International, Inc.	1,706	44,510
McDonald’s Corp.	6,491	400,495
Starbucks Corp.*	4,351	64,699
Starwood Hotels & Resorts Worldwide, Inc.	1,117	31,432
Wendy’s/Arby’s Group, Inc.	2,227	11,714
Wyndham Worldwide Corp.	1,058	16,621
Yum! Brands, Inc.	2,707	88,275

		802,733

Household Durables - 0.5%
Black & Decker Corp.	366	22,234
Centex Corp.	738	11,956
D.R. Horton, Inc.	1,643	21,392
Fortune Brands, Inc.	866	49,674
Harman International Industries, Inc.	348	11,856
KB Home	461	9,072
Leggett & Platt, Inc.	995	21,681
Lennar Corp.	837	12,714
Newell Rubbermaid, Inc.	1,656	28,583
Pulte Homes, Inc.	1,278	17,854
Snap-on, Inc.	345	18,168
Stanley Works	469	19,576
Whirlpool Corp.	449	35,601

		280,361

Household Products - 2.7%
Clorox Co.	825	51,719
Colgate-Palmolive Co.	2,919	219,947
Kimberly-Clark Corp.	2,398	155,486
Procter & Gamble Co.	17,510	1,220,272

		1,647,424

Independent Power Producers & Energy Traders - 0.1%
AES Corp.*	4,018	46,970
Constellation Energy Group, Inc.	1,066	25,904
Dynegy, Inc.*	2,970	10,633

		83,507

	Shares	Value
Industrial Conglomerates - 3.1%
3M Co.	4,040	275,972
General Electric Co.	57,619	1,469,285
Textron, Inc.	1,490	43,627
Tyco International Ltd.	2,743	96,060

		1,884,944

Insurance - 2.9%
Aflac, Inc.	2,748	161,445
Allstate Corp.	3,128	144,263
American International Group, Inc.	15,547	51,771
AON Corp.	1,604	72,116
Assurant, Inc.	686	37,730

Chubb Corp.	2,084	114,412
Cincinnati Financial Corp.	976	27,757
Genworth Financial, Inc.	2,588	22,283
Hartford Financial Services Group, Inc.	1,740	71,323
Lincoln National Corp.	1,488	63,701
Loews Corp.	2,094	82,692
Marsh & McLennan Co.’s, Inc.	2,964	94,137
MBIA, Inc.	1,272	15,137
MetLife, Inc.	3,975	222,600
Principal Financial Group, Inc.	1,499	65,191
Progressive Corp.	3,899	67,843
Prudential Financial, Inc.	2,470	177,840
Torchmark Corp.	537	32,113
Travelers Co.’s, Inc.	3,408	154,041
Unum Group	2,071	51,982
XL Capital Ltd.	1,819	32,633

		1,763,010

Internet & Catalog Retail - 0.3%
Amazon.Com, Inc.*	1,847	134,388
Expedia, Inc.*	1,249	18,872

		153,260

Internet Software & Services - 1.4%
Akamai Technologies, Inc.*	1,006	17,545
eBay, Inc.*	6,302	141,039
Google, Inc.*	1,382	553,519
VeriSign, Inc.*	1,164	30,357
Yahoo!, Inc.*	8,001	138,417

		880,877

IT Services - 0.9%
Affiliated Computer Services, Inc.*	576	29,163

	Shares	Value
Automatic Data Processing, Inc.	2,938	125,600
Cognizant Technology Solutions Corp.*	1,727	39,427
Computer Sciences Corp.*	904	36,332
Convergys Corp.*	739	10,922
Fidelity National Information Services, Inc.	1,027	18,958
Fiserv, Inc.*	980	46,374
MasterCard, Inc.	418	74,124
Paychex, Inc.	1,853	61,205
Total System Services, Inc.	1,185	19,434
Unisys Corp.*	2,135	5,871
Western Union Co.	4,208	103,811

		571,221

Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	1,723	26,500
Hasbro, Inc.	725	25,172
Mattel, Inc.	2,164	39,038

		90,710

Life Sciences — Tools & Services - 0.4%
Applied Biosystems, Inc.	1,009	34,558
Millipore Corp.*	330	22,704
PerkinElmer, Inc.	708	17,679
Thermo Fisher Scientific, Inc.*	2,420	133,100
Waters Corp.*	599	34,850

		242,891

Machinery - 1.6%
Caterpillar, Inc.	3,515	209,494
Cummins, Inc.	1,171	51,196
Danaher Corp.	1,473	102,226
Deere & Co.	2,467	122,116
Dover Corp.	1,085	43,997
Eaton Corp.	984	55,281
Illinois Tool Works, Inc.	2,310	102,680
Ingersoll-Rand Co. Ltd.	1,900	59,223
ITT Corp.	1,050	58,391
Manitowoc Co., Inc.	778	12,098
PACCAR, Inc.	2,097	80,084
Pall Corp.	717	24,658
Parker Hannifin Corp.	1,003	53,159
Terex Corp.*	600	18,312

		992,915

Media - 2.6%
CBS Corp., Class B	3,929	57,285
Comcast Corp.	16,831	330,393
DIRECTV Group, Inc.*	3,333	87,225
Gannett Co., Inc.	1,367	23,116
Interpublic Group of Co.’s, Inc.*	2,824	21,886

	Shares	Value
McGraw-Hill Co.’s, Inc.	1,835	58,004
Meredith Corp.	222	6,225
New York Times Co.	673	9,617
News Corp.	13,249	158,855
Omnicom Group, Inc.	1,840	70,950
Scripps Networks Interactive, Inc.	537	19,498
Time Warner, Inc.	20,690	271,246
Viacom, Inc., Class B*	3,583	89,002
Walt Disney Co.	10,828	332,311
Washington Post Co., Class B	35	19,487

		1,555,100

Metals & Mining - 0.8%
AK Steel Holding Corp.	669	17,340
Alcoa, Inc.	4,689	105,878
Allegheny Technologies, Inc.	606	17,907
Freeport-McMoRan Copper & Gold, Inc.	2,216	125,980
Newmont Mining Corp.	2,636	102,171
Nucor Corp.	1,827	72,167
Titanium Metals Corp.	576	6,532
United States Steel Corp.	679	52,697

		500,672

Multiline Retail - 0.8%
Big Lots, Inc.*	489	13,609
Dillard’s, Inc.	258	3,044
Family Dollar Stores, Inc.	835	19,789
J.C. Penney Co., Inc.	1,328	44,276
Kohl’s Corp.*	1,758	81,009
Macy’s, Inc.	2,513	45,184
Nordstrom, Inc.	921	26,543
Sears Holdings Corp.*	329	30,761
Target Corp.	4,358	213,760

		477,975

Multi-Utilities - 1.2%
Ameren Corp.	1,253	48,905
Centerpoint Energy, Inc.	1,962	28,586
CMS Energy Corp.	1,348	16,810
Consolidated Edison, Inc.	1,577	67,748
Dominion Resources, Inc.	3,346	143,142
DTE Energy Co.	975	39,117
Integrys Energy Group, Inc.	458	22,872
NiSource, Inc.	1,639	24,192
PG&E Corp.	2,071	77,559
Public Service Enterprise Group, Inc.	2,939	96,370
Sempra Energy	1,424	71,869
TECO Energy, Inc.	1,260	19,820
Xcel Energy, Inc.	2,576	51,494

		708,484

Office Electronics - 0.1%
Xerox Corp.	5,038	58,088

	Shares	Value
Oil, Gas & Consumable Fuels - 10.4%
Anadarko Petroleum Corp.	2,704	131,171
Apache Corp.	1,930	201,260
Cabot Oil & Gas Corp.	585	21,142
Chesapeake Energy Corp.	3,011	107,974
Chevron Corp.	11,854	977,718
ConocoPhillips	8,779	643,062
Consol Energy, Inc.	1,057	48,506
Devon Energy Corp.	2,551	232,651
El Paso Corp.	4,044	51,601
EOG Resources, Inc.	1,438	128,644
Exxon Mobil Corp.	30,076	2,335,702

Hess Corp.	1,635	134,201
Marathon Oil Corp.	4,078	162,590
Massey Energy Co.	482	17,193
Murphy Oil Corp.	1,100	70,554
Noble Energy, Inc.	1,030	57,258
Occidental Petroleum Corp.	4,719	332,454
Peabody Energy Corp.	1,571	70,695
Pioneer Natural Resources Co.	661	34,557
Range Resources Corp.	924	39,612
Southwestern Energy Co.*	1,982	60,530
Spectra Energy Corp.	3,550	84,490
Sunoco, Inc.	699	24,870
Tesoro Corp.	824	13,588
Valero Energy Corp.	3,021	91,536
Williams Co.’s, Inc.	3,326	78,660
XTO Energy, Inc.	3,210	149,329

		6,301,548

Paper & Forest Products - 0.3%
International Paper Co.	2,468	64,612
MeadWestvaco Corp.	1,039	24,219
Weyerhaeuser Co.	1,220	73,908

		162,739

Personal Products - 0.2%
Avon Products, Inc.	2,458	102,179
Estee Lauder Co.’s, Inc.	684	34,139

		136,318

Pharmaceuticals - 6.5%
Abbott Laboratories, Inc.	8,899	512,405
Allergan, Inc.	1,775	91,413
Barr Pharmaceuticals, Inc.*	647	42,249

	Shares	Value
Bristol-Myers Squibb Co.	11,424	238,190
Eli Lilly & Co.	5,778	254,405
Forest Laboratories, Inc.*	1,822	51,526
Johnson & Johnson	16,126	1,117,209
King Pharmaceuticals, Inc.*	1,474	14,121
Merck & Co., Inc.	12,375	390,555
Mylan, Inc.*	1,820	20,784
Pfizer, Inc.	38,899	717,298
Schering-Plough Corp.	9,386	173,359
Watson Pharmaceuticals, Inc.*	625	17,813
Wyeth	7,695	284,253

		3,925,580

Professional Services - 0.1%
Equifax, Inc.	775	26,699
Monster Worldwide, Inc.*	743	11,078
Robert Half International, Inc.	950	23,513

		61,290

Real Estate Investment Trusts - 1.3%
Apartment Investment & Management Co.	494	17,300
AvalonBay Communities, Inc.	461	45,372
Boston Properties, Inc.	692	64,813
Developers Diversified Realty Corp.	716	22,690
Equity Residential	1,562	69,368
General Growth Properties, Inc.	1,314	19,841
HCP, Inc.	1,482	59,473
Host Hotels & Resorts, Inc.	3,122	41,491
Kimco Realty Corp.	1,311	48,428
Plum Creek Timber Co, Inc.	1,023	51,007
ProLogis	1,517	62,607
Public Storage, Inc.	738	73,069
Simon Property Group, Inc.	1,299	126,003
Vornado Realty Trust	808	73,488

		774,950

Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc.*	1,041	13,918

Road & Rail - 1.1%
Burlington Northern Santa Fe Corp.	1,632	150,846
CSX Corp.	2,354	128,458
Norfolk Southern Corp.	2,168	143,543
Ryder System, Inc.	344	21,328
Union Pacific Corp.	2,943	209,424

		653,599

Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices, Inc.*	3,626	19,036

	Shares	Value
Altera Corp.	1,792	37,059
Analog Devices, Inc.	1,735	45,717
Applied Materials, Inc.	7,742	117,136
Broadcom Corp.*	2,549	47,488
Intel Corp.	32,425	607,320
KLA-Tencor Corp.	1,017	32,188
Linear Technology Corp.	1,326	40,655
LSI Corp.*	3,810	20,422
MEMC Electronic Materials, Inc.*	1,362	38,490
Microchip Technology, Inc.	1,106	32,550
Micron Technology, Inc.*	4,548	18,419
National Semiconductor Corp.	1,127	19,396
Novellus Systems, Inc.*	597	11,725
NVIDIA Corp.*	3,314	35,493
Teradyne, Inc.*	1,027	8,021
Texas Instruments, Inc.	7,565	162,648
Xilinx, Inc.	1,670	39,161

		1,332,924

Software - 3.7%
Adobe Systems, Inc.*	3,061	120,818
Autodesk, Inc.*	1,339	44,923
BMC Software, Inc.*	1,142	32,695
CA, Inc.	2,333	46,567
Citrix Systems, Inc.*	1,097	27,710
Compuware Corp.*	1,564	15,155
Electronic Arts, Inc.*	1,843	68,173
Intuit, Inc.*	1,853	58,573
Microsoft Corp.	45,293	1,208,870
Novell, Inc.*	2,115	10,871
Oracle Corp.*	22,612	459,250
Salesforce.com, Inc.*	634	30,686
Symantec Corp.*	4,845	94,865

		2,219,156

Specialty Retail - 1.6%
Abercrombie & Fitch Co.	520	20,514
AutoNation, Inc.*	622	6,991
Autozone, Inc.*	257	31,698
Bed Bath & Beyond, Inc.*	1,548	48,623
Best Buy Co., Inc.	1,950	73,125
GameStop Corp.*	967	33,081
Gap, Inc.	2,683	47,704
Home Depot, Inc.	9,801	253,748
Limited Brands, Inc.	1,649	28,561
Lowe’s Co.’s, Inc.	8,469	200,631
Office Depot, Inc.*	1,634	9,510
RadioShack Corp.	785	13,565
Sherwin-Williams Co.	592	33,839
Staples, Inc.	4,105	92,362

	Shares	Value
Tiffany & Co.	754	26,782
TJX Co.’s, Inc.	2,424	73,980

		994,714

Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.*	1,945	48,703
Jones Apparel Group, Inc.	518	9,588
Liz Claiborne, Inc.	567	9,316
Nike, Inc., Class B	2,268	151,729
Polo Ralph Lauren Corp.	345	22,991
VF Corp.	522	40,356

		282,683

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	3,103	57,250
MGIC Investment Corp.	748	5,259
Sovereign Bancorp, Inc.	3,135	12,383

		74,892

Tobacco - 1.6%
Altria Group, Inc.	11,886	235,818
Lorillard, Inc.	1,005	71,506
Philip Morris International, Inc.	11,904	572,582
Reynolds American, Inc.	982	47,745
UST, Inc.	852	56,692

		984,343

Trading Companies & Distributors - 0.1%
Fastenal Co.	746	36,845
W.W. Grainger, Inc.	389	33,831

		70,676

Wireless Telecommunication Services - 0.3%
American Tower Corp.*	2,276	81,868
Sprint Nextel Corp.	16,470	100,467

		182,335

Total Equity Securities (Cost $61,923,911)		59,017,992

	Principal
	Amount
U.S. Treasury - 0.3%
United States Treasury Bills, 12/4/08#	$200,000	199,370

Total U.S. Treasury (Cost $199,370)		199,370

TOTAL INVESTMENTS (Cost $62,123,281) - 97.6%		59,217,362
Other assets and liabilities, net - 2.4%		1,461,614

NET ASSETS - 100%		$60,678,976

			Underlying	Unrealized
	Number of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	At Value	(Depreciation)
Purchased:
E-mini S&P 500 #	30	12/08	$1,753,500	$(60,930)

*	Non-income producing security.

#	Futures collateralized by 200,000 units of U.S. Treasury Bills.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CVS AMERITAS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

	Principal
	Amount	Value
Taxable Municipal Obligations - 0.8%
Washington State GO Bonds, 4.15%, 7/1/09	$1,000,000	$1,008,400

Total Taxable Municipal Obligations (Cost $1,008,400)		1,008,400

Taxable Variable Rate Demand Notes* - 73.1%
Alabama State IDA Revenue, 3.68%, 5/1/10, LOC: Regions Bank (r)	100,000	100,000
Albany New York IDA Civic Facilities Revenue, 8.25%, 5/1/27, LOC: Bank of America (r)	965,000	965,000
Albany New York IDA Civic Facilities Revenue, 8.25%, 5/1/27, LOC: Bank of America (r)	515,000	515,000
Chatham Centre LLC, 8.00%, 4/1/22, LOC: Bank of North Georgia (r)	955,000	955,000
CIDC-Hudson House LLC New York Revenue, 3.00%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	330,000	330,000
Dewberry IV LLLP, 7.90%, 9/1/25, LOC: PNC Bank (r)	1,064,000	1,064,000
District of Columbia Revenue, 8.25%, 4/1/38, LOC: PNC Bank (r)	3,000,000	3,000,000
Eliason Donald R & Fund I LLC, 8.00%, 10/1/44, LOC: Marshall & Ilsley Bank (r)	1,700,000	1,700,000
Florida State Housing Finance Corp. MFH Revenue, 8.50%, 10/15/32, LOC: Fannie Mae (r)	390,000	390,000
Four Fishers LLC, 6.03%, 4/1/24, LOC: LaSalle Bank Midwest (r)	2,800,000	2,800,000
Franklin County Pennsylvania IDA Revenue, 8.50%, 10/1/10, LOC: M&T Trust Co. (r)	680,000	680,000
Fuller Road Management Corp. New York Revenue, 8.28%, 7/1/37, LOC: Key Bank (r)	4,000,000	4,000,000
HFDC of Central Texas, Inc. Retirement Facilities Revenue, 3.63%, 11/1/38, LOC: Sovereign Bank, C/LOC:Banco Santander (r)	4,620,000	4,620,000

	Principal
	Amount	Value
Hillcrest Baptist Church, 6.05%, 12/1/20, LOC: Wachovia Bank (r)	3,195,000	3,195,000
Holland Board of Public Works Home Building Co., 6.85%, 11/1/22, LOC: Wells Fargo Bank (r)	1,135,000	1,135,000
Hopkinsville Kentucky Industrial Building LO Revenue, 7.25%, 8/1/24, LOC: Comerica Bank (r)	1,545,000	1,545,000
Illinois State Development Finance Authority Revenue, 6.00%, 7/1/10, LOC: LaSalle Bank (r)	200,000	200,000
Iowa State Finance Authority IDA Revenue, 3.68%, 11/1/17, LOC: Societe Generale (r)	2,930,000	2,930,000
Jack Leasing LLC, 8.50%, 9/23/29, LOC: M&T Trust Co. (r)	3,155,000	3,155,000
Jacksonville Florida Economic Development Community Healthcare Facilities Revenue, 10.00%, 9/1/17, LOC: Fifth Third Bank (r)	2,765,000	2,765,000
Macon-Bibb County Georgia IDA Revenue, 8.25%, 7/1/25, LOC: GE Capital Corp. (r)	2,000,000	2,000,000
Massachusetts State Development Finance Agency Revenue, 7.20%, 9/1/16, LOC: TD Banknorth (r)	4,620,000	4,620,000
Michigan State Municipal Authority Revenue, 10.00%, 11/1/37, LOC: Fifth Third Bank (r)	1,000,000	1,000,000
Middletown New York Industrial Development Agency Revenue, 3.00%, 6/1/15, LOC: Provident Bank, C/LOC: FHLB (r)	1,275,000	1,275,000
Milwaukee Wisconsin Redevelopment Authority Revenue, 4.15%, 8/1/20, LOC: Marshall & Ilsley Bank (r)	280,000	280,000
Mississippi Business Finance Corp. IDA Revenue, 7.65%, 8/1/24, LOC: Regions Bank (r)	650,000	650,000
MOB Management One LLC, 9.00%, 12/1/26, LOC: Columbus Bank & Trust (r)	930,000	930,000
Ness Family Partners LP, 5.00%, 9/1/34, LOC: BNP Paribas (r)	3,930,000	3,930,000
New Britain Connecticut GO Revenue, 4.05%, 2/1/26, LOC: Bank of America (r)	2,215,000	2,215,000
New York City New York Housing Development Corp. MFH Revenue, 9.00%, 6/15/34, CF: Fannie Mae (r)	4,150,000	4,150,000
New York State GO, 3.12%, 3/15/10, LOC: Dexia Credit Local (mandatory put, 12/3/08 @ 100) (r)	1,000,000	1,000,000
New York State Housing Finance Agency Revenue, 8.25%, 5/1/42, LOC: Wachovia Bank (r)	1,000,000	1,000,000
New York State MMC Corp. Revenue, 3.00%, 11/1/35, LOC: JPMorgan Chase Bank (r)	1,985,000	1,985,000
Ogden City Utah Redevelopment Agency Revenue, 7.00%, 1/1/31, LOC: Bank of New York Mellon (r)	2,810,000	2,810,000
Osprey Management Co. LLC, 6.75%, 6/1/27, LOC: Wells Fargo Bank (r)	900,000	900,000
Park Street Properties I LLC, 8.00%, 11/1/34, LOC: U.S. Bank (r)	2,000,000	2,000,000
Peoploungers, Inc., 7.50%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	135,000	135,000
Post Apartment Homes LP, 6.60%, 7/15/29, LOC: Fannie Mae (r)	2,000,000	2,000,000
Putnam County New York IDA Revenue, 8.25%, 7/1/32, LOC: RBS Citizens (r)	2,885,000	2,885,000
Rathbone LLC, 7.25%, 1/1/38, LOC: Comerica Bank (r)	625,000	625,000
Rex Lumber LLC, 9.00%, 2/1/22, LOC: Whitney National Bank, C/LOC: FHLB (r)	1,260,000	1,260,000
Rhode Island State Student Loan Authority Revenue, 9.00%, 6/1/48, LOC: State Street Bank (r)	4,000,000	4,000,000
Roman Catholic Church of the Diocese of Houma-Thibodaux, 4.05%, 12/1/37, LOC: Allied Irish Bank (r)	1,000,000	1,000,000
San Bernardino County California COPs, 6.00%, 3/1/17, LOC: Bank of America (r)	1,000,000	1,000,000
Savannah Georgia Economic Development Authority Revenue, 6.55%, 3/1/18, LOC: SunTrust Bank (r)	855,000	855,000
Scott Street Land Co.:
10.00%, 12/1/21, LOC: Fifth Third Bank (r)	400,000	400,000
10.00%, 1/3/22, LOC: Fifth Third Bank (r)	455,000	455,000

	Principal
	Amount	Value
Sea Island Co., 9.21%, 2/1/21, LOC: Columbus Bank & Trust (r)	1,055,000	1,055,000
Shawnee Kansas Private Activity Revenue, 2.65%, 12/1/12, LOC: JPMorgan Chase Bank (r)	790,000	790,000
St. Paul Minnesota Port Authority Revenue, 8.75%, 6/1/11, LOC: U.S. Bank (r)	235,000	235,000
Tyler Enterprises LLC, 9.00%, 11/3/22, LOC: Peoples Bank and Trust, C/LOC: FHLB (r)	3,685,000	3,685,000
Union Springs Wastewater Treatment Plant LLC, 8.50%, 7/1/37, LOC: Regions Bank (r)	2,000,000	2,000,000
Zehnder’s of Frankenmuth, Inc., 8.00%, 11/1/44, LOC: Citizens Bank, C/LOC:FHLB (r)	5,315,000	5,315,000

Total Taxable Variable Rate Demand Notes (Cost $94,484,000)		94,484,000

U.S. Government Agencies and Instrumentalities - 20.9%
Farmer Mac:
2.30%, 4/1/09	250,000	250,000
2.50%, 4/1/09	500,000	500,000
Federal Home Loan Bank:
2.875%, 1/30/09	500,000	500,000
2.80%, 2/6/09	500,000	500,000
2.683%, 2/11/09 (r)	3,000,000	3,000,149
2.687%, 2/18/09 (r)	1,000,000	1,000,284
2.75%, 2/20/09	500,000	500,000
2.83%, 3/3/09	1,000,000	1,000,000
2.85%, 3/4/09	1,000,000	1,000,000
2.50%, 4/7/09	250,000	250,000
2.611%, 4/7/09 (r)	1,000,000	999,157
2.52%, 4/21/09	500,000	500,000
3.629%, 4/24/09 (r)	2,000,000	2,000,000
2.625%, 4/30/09	500,000	500,000
2.75%, 5/5/09	500,000	500,000
2.60%, 6/2/09	1,000,000	1,000,000
6.30%, 6/3/09	500,000	512,267
3.125%, 6/18/09	500,000	500,126
3.125%, 7/14/09	250,000	250,062
2.393%, 8/10/09 (r)	1,000,000	1,000,000
3.118%, 8/21/09 (r)	1,000,000	1,000,000
3.05%, 8/28/09	500,000	500,000
2.437%, 9/4/09 (r)	1,000,000	1,000,000
2.80%, 9/24/09	1,000,000	999,951
2.85%, 10/2/09	500,000	500,000
3.40%, 10/2/09	500,000	500,000
3.80%, 10/2/09	250,000	250,000
2.774%, 2/19/10 (r)	1,000,000	999,506
Federal Home Loan Bank Discount Notes:
8/21/09	1,000,000	973,810
9/3/09	500,000	486,661
Freddie Mac:
2.60%, 3/17/09	500,000	500,000

	Principal
	Amount	Value
2.40%, 4/7/09	250,000	250,000
2.60%, 5/20/09	500,000	500,000
2.625%, 6/12/09	500,000	500,000
3.15%, 7/21/09	250,000	250,000
3.15%, 7/28/09	1,000,000	1,000,044
3.168%, 9/21/09 (r)	500,000	499,815

Total U.S. Government Agencies and Instrumentalities (Cost $26,971,832)		26,971,832

TOTAL INVESTMENTS (Cost $122,464,232) - 94.8%		122,464,232
Other assets and liabilities, net - 5.2%		6,732,068

NET ASSETS - 100%		$129,196,300

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

*	Optional tender features give these securities a shorter effective maturity date.
Explanation of Guarantees:
CF: Credit Facility
C/LOC: Confirming Letter of Credit
LOC: Letter of Credit
Abbreviations:
COPs: Certificates of Participation
FHLB: Federal Home Loan Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LLLP: Limited Liability Limited Partnership
LO: Limited Obligation
LP: Limited Partnership
MFH: Multi-Family Housing
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS MIDCAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

	Shares	Value
EQUITY SECURITIES - 99.0%
Aerospace & Defense - 1.1%
Goodrich Corp.	7,246	$301,434
Spirit AeroSystems Holdings, Inc.*	5,346	85,910

		387,344

Airlines - 1.5%
AMR Corp.*	13,374	131,333
Continental Airlines, Inc., Class B*	6,745	112,506
Delta Air Lines, Inc.*	11,972	89,191
Northwest Airlines Corp.*	8,487	76,638
UAL Corp.	2,923	25,693
US Airways Group, Inc.*	11,257	67,880

		503,241

Auto Components - 1.7%
ArvinMeritor, Inc.	17,347	226,205
Goodyear Tire & Rubber Co.*	5,416	82,919
Johnson Controls, Inc.	1,958	59,386
Magna International, Inc.	670	34,297
WABCO Holdings, Inc.	5,176	183,955

		586,762

Automobiles - 2.7%
Ford Motor Co.*	160,670	835,484
General Motors Corp.	9,990	94,406

		929,890

Building Products - 0.3%
USG Corp.*	3,323	85,069

Capital Markets - 0.5%
Invesco Ltd.	8,688	182,274

Chemicals - 4.2%
Eastman Chemical Co.	11,330	623,830
Lubrizol Corp.	7,600	327,864
PPG Industries, Inc.	8,478	494,437

		1,446,131

Commercial Services & Supplies - 1.3%
Deluxe Corp.	4,219	60,712
Pitney Bowes, Inc.	2,359	78,460
Ritchie Bros. Auctioneers, Inc.	13,540	316,294

		455,466

Communications Equipment - 0.3%
Tellabs, Inc.*	25,932	105,284

Construction & Engineering - 1.6%
Chicago Bridge & Iron Co. NV	7,872	151,457
Fluor Corp.	3,709	206,591
Foster Wheeler Ltd.*	1,396	50,410
Insituform Technologies, Inc.*	1,822	27,257
Jacobs Engineering Group, Inc.*	1,110	60,284
KBR, Inc.	3,703	56,545

		552,544

	Shares	Value
Distributors - 0.2%
Genuine Parts Co.	1,982	79,696

Diversified Telecommunication Services - 1.9%
CenturyTel, Inc.	4,639	170,019
Embarq Corp.	4,444	180,204
Qwest Communications International, Inc.	43,983	142,065
Windstream Corp.	15,607	170,741

		663,029

Electric Utilities - 0.5%
Allegheny Energy, Inc.	1,791	65,855
Pinnacle West Capital Corp.	2,583	88,881

		154,736

Electrical Equipment - 2.4%
A.O. Smith Corp.	4,946	193,834
Cooper Industries Ltd.	11,932	476,683
Rockwell Automation, Inc.	3,786	141,369

		811,886

Electronic Equipment & Instruments - 2.6%
Agilent Technologies, Inc.*	12,578	373,064
Celestica, Inc.*	38,137	245,602
Flextronics International Ltd.*	36,768	260,317

		878,983

Energy Equipment & Services - 4.8%
BJ Services Co.	24,311	465,069
Cameron International Corp.*	9,894	381,315
ENSCO International, Inc.	1,562	90,018
Nabors Industries Ltd.*	3,507	87,394
National Oilwell Varco, Inc.*	2,008	100,838
Smith International, Inc.	3,749	219,841
Weatherford International Ltd.*	11,846	297,809

		1,642,284

Food Products - 0.1%
Reddy Ice Holdings, Inc.	8,363	30,525

Gas Utilities - 0.5%
Questar Corp.	4,007	163,966

Health Care Equipment & Supplies - 0.3%
Hospira, Inc.*	2,148	82,054

Health Care Providers & Services - 0.3%
McKesson Corp.	2,150	115,691

Hotels, Restaurants & Leisure - 1.4%
Royal Caribbean Cruises Ltd.	23,341	484,326

	Shares	Value
Household Durables - 3.2%
Centex Corp.	1,940	31,428
D.R. Horton, Inc.	3,904	50,830
KB Home	2,459	48,393
Mohawk Industries, Inc.*	1,866	125,750
Pulte Homes, Inc.	2,556	35,707
Stanley Works	10,998	459,057
Whirlpool Corp.	4,334	343,643

		1,094,808

Independent Power Producers & Energy Traders - 0.1%
Mirant Corp.*	2,462	45,030

Industrial Conglomerates - 0.7%
McDermott International, Inc.*	6,125	156,494
Textron, Inc.	3,204	93,813

		250,307

Insurance - 14.8%
ACE Ltd.	5,246	283,966
AON Corp.	17,973	808,066
Assurant, Inc.	5,902	324,610
AXIS Capital Holdings Ltd.	12,149	385,245
Everest Re Group Ltd.	10,338	894,547
Lincoln National Corp.	6,111	261,612
Loews Corp.	3,626	143,191
Marsh & McLennan Co.’s, Inc.	9,965	316,489
PartnerRe Ltd.	11,537	785,554
Willis Group Holdings Ltd.	7,309	235,788
XL Capital Ltd.	34,483	618,625

		5,057,693

IT Services - 0.9%
Computer Sciences Corp.*	7,173	288,283

Leisure Equipment & Products - 0.6%
Hasbro, Inc.	5,981	207,660

Machinery - 6.0%
AGCO Corp.*	4,732	201,631
Cummins, Inc.	4,471	195,472
Eaton Corp.	11,057	621,182
Ingersoll-Rand Co. Ltd.	15,793	492,283
Manitowoc Co., Inc.	11,498	178,794
Parker Hannifin Corp.	1,291	68,423
Terex Corp.*	6,185	188,766
Timken Co.	3,565	101,068

		2,047,619

	Shares	Value
Media - 1.8%
Interpublic Group of Co.’s, Inc.*	20,785	161,084
National CineMedia, Inc.	12,044	133,086
Regal Entertainment Group	20,950	330,591

		624,761

Metals & Mining - 1.2%
Freeport-McMoRan Copper & Gold, Inc.	4,155	236,212
Nucor Corp.	4,688	185,176

		421,388

Multiline Retail - 4.0%
Family Dollar Stores, Inc.	21,029	498,387
J.C. Penney Co., Inc.	2,157	71,914
Kohl’s Corp.*	8,687	400,297
Macy’s, Inc.	18,555	333,619
Nordstrom, Inc.	2,607	75,134

		1,379,351

Multi-Utilities - 3.2%
Consolidated Edison, Inc.	2,086	89,615
DTE Energy Co.	2,226	89,307
NiSource, Inc.	4,875	71,955
PG&E Corp.	5,689	213,053
Sempra Energy	8,036	405,577
Wisconsin Energy Corp.	4,645	208,560

		1,078,067

Oil, Gas & Consumable Fuels - 7.6%
Chesapeake Energy Corp.	4,334	155,417
El Paso Corp.	25,969	331,364
Enbridge, Inc.	14,530	553,448
Frontier Oil Corp.	1,287	23,707
Hess Corp.	2,200	180,576
Newfield Exploration Co.*	10,545	337,334
Pioneer Natural Resources Co.	9,447	493,889
Southwestern Energy Co.*	10,285	314,104
Sunoco, Inc.	3,007	106,989
Tesoro Corp.	3,730	61,508
Ultra Petroleum Corp.*	703	38,904

		2,597,240

Paper & Forest Products - 0.8%
MeadWestvaco Corp.	11,109	258,951

Pharmaceuticals - 1.7%
King Pharmaceuticals, Inc.*	9,883	94,679
Mylan, Inc.*	41,607	475,152

		569,831

	Shares	Value
Professional Services - 0.3%
Dun & Bradstreet Corp.	1,174	110,779

Real Estate Investment Trusts - 5.1%
AvalonBay Communities, Inc.	3,270	321,833
Boston Properties, Inc.	1,710	160,159
Equity Residential	9,621	427,269
Rayonier, Inc.	7,898	373,970
Simon Property Group, Inc.	3,416	331,352
Ventas, Inc.	2,322	114,753

		1,729,336

Real Estate Management & Development - 0.7%
St. Joe Co.*	5,734	224,142

Road & Rail - 3.0%
CSX Corp.	9,448	515,577
Kansas City Southern*	11,777	522,428

		1,038,005

Semiconductors & Semiconductor Equipment - 4.4%
Intersil Corp.	10,667	176,859
LSI Corp.*	49,448	265,042
Maxim Integrated Products, Inc.	17,221	311,700
Microchip Technology, Inc.	11,668	343,389
Micron Technology, Inc.*	22,121	89,590
National Semiconductor Corp.	17,958	309,057

		1,495,637

Software - 1.8%
BMC Software, Inc.*	11,287	323,147
McAfee, Inc.*	8,601	292,090

		615,237

Specialty Retail - 0.7%
Bed Bath & Beyond, Inc.*	7,367	231,397

Textiles, Apparel & Luxury Goods - 1.6%
Liz Claiborne, Inc.	6,504	106,861
VF Corp.	5,613	433,941

		540,802

Tobacco - 4.6%
Lorillard, Inc.	22,218	1,580,811

Total Equity Securities (Cost $43,186,686)		33,828,316

TOTAL INVESTMENTS (Cost $43,186,686) - 99.0%		33,828,316
Other assets and liabilities, net - 1.0%		348,517

NET ASSETS - 100%		$34,176,833

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS SMALL COMPANY EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

	SHARES	VALUE
EQUITY SECURITIES - 91.7%
Aerospace & Defense - 6.0%
Curtiss-Wright Corp.	3,600	$163,620
Hexcel Corp.*	14,200	194,398
Teledyne Technologies, Inc.*	4,800	274,368
Triumph Group, Inc.	4,300	196,553

		828,939

Auto Components - 1.7%
Gentex Corp.	16,700	238,810

Capital Markets - 3.9%
Evercore Partners, Inc.	18,200	327,236
Penson Worldwide, Inc.*	15,600	216,372

		543,608

Commercial Banks - 3.9%
Financial Institutions, Inc.	11,000	220,110
Pacific Capital Bancorp	4,300	87,505
Tompkins Financial Corp.	1,500	75,750
Webster Financial Corp.	6,400	161,600

		544,965

Commercial Services & Supplies - 3.9%
Multi-Color Corp.	15,200	363,128
Team, Inc.*	4,900	176,988

		540,116

Communications Equipment - 1.7%
Emulex Corp.*	22,000	234,740

	SHARES	VALUE
Construction & Engineering - 3.9%
AECOM Technology Corp.*	10,900	266,396
Northwest Pipe Co.*	6,200	270,444

		536,840

Consumer Finance - 1.9%
Nelnet, Inc.	18,900	268,380

Diversified Consumer Services - 2.3%
Matthews International Corp.	6,200	314,588

Electrical Equipment - 4.6%
Baldor Electric Co.	7,600	218,956
Brady Corp.	9,600	338,688
II-VI, Inc.*	2,200	85,052

		642,696

Electronic Equipment & Instruments - 4.6%
Checkpoint Systems, Inc.*	11,800	222,076
Coherent, Inc.*	9,100	323,505
NU Horizons Electronics Corp.*	24,000	96,000

		641,581

Energy Equipment & Services - 2.6%
Cal Dive International, Inc.*	17,000	180,200
Unit Corp.*	3,600	179,352

		359,552

Health Care Equipment & Supplies - 4.5%
Hill-Rom Holdings, Inc.	8,100	245,511
West Pharmaceutical Services, Inc.	7,700	375,914

		621,425

Health Care Providers & Services - 9.5%
AmSurg Corp.*	13,400	341,298
Bio-Reference Laboratories, Inc.*	13,800	398,820
Providence Service Corp.*	12,400	121,520
PSS World Medical, Inc.*	16,600	323,700
U.S. Physical Therapy, Inc.*	7,500	130,200

		1,315,538

Hotels, Restaurants & Leisure - 2.8%
Ambassadors Group, Inc.	18,200	289,562
Pinnacle Entertainment, Inc.*	13,300	100,548

		390,110

	SHARES	VALUE
Industrial Conglomerates - 3.1%
Teleflex, Inc.	6,700	425,383

IT Services - 4.5%
Online Resources Corp.*	20,500	159,285
SI International, Inc.*	7,000	210,350
Wright Express Corp.*	8,800	262,680

		632,315

Life Sciences — Tools & Services - 1.5%
Charles River Laboratories International, Inc.*	3,700	205,461

Machinery - 4.7%
Actuant Corp.	7,900	199,396
CIRCOR International, Inc.	4,400	191,092
Nordson Corp.	3,300	162,063
RBC Bearings, Inc.*	2,900	97,701

		650,252

Marine - 0.3%
Navios Maritime Holdings, Inc.	8,700	44,457

Media - 1.1%
Cinemark Holdings, Inc.	11,300	153,680

Oil, Gas & Consumable Fuels - 1.7%
Berry Petroleum Co.	6,100	236,253

Personal Products - 3.0%
Chattem, Inc.*	5,300	414,354

Pharmaceuticals - 1.1%
Sciele Pharma, Inc.	5,000	153,950

Professional Services - 1.7%
FTI Consulting, Inc.*	3,300	238,392

Road & Rail - 3.1%
Knight Transportation, Inc.	9,137	155,055
Old Dominion Freight Line, Inc.*	6,100	172,874
Vitran Corp., Inc.*	8,100	109,107

		437,036

Specialty Retail - 2.2%
Citi Trends, Inc.*	8,300	135,207
Tractor Supply Co.*	4,100	172,405

		307,612

	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 1.7%
Skechers U.S.A., Inc.*	14,500	244,035

Thrifts & Mortgage Finance - 2.6%
Astoria Financial Corp.	8,100	167,913
Provident Financial Services, Inc.	11,700	193,167

		361,080

Trading Companies & Distributors - 1.6%
Kaman Corp.	7,800	222,144

Total Equity Securities (Cost $13,765,644)		12,748,292

TOTAL INVESTMENTS (Cost $13,765,644) - 91.7%		12,748,292
Other assets and liabilities, net - 8.3%		1,147,743

NET ASSETS - 100%		$13,896,035

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Ameritas Portfolios (the “Portfolios”) are a series of Calvert Variable Series, Inc. (“CVS” or the “Fund”), an open-end management investment company, registered under the Investment Company Act of 1940. The Fund is comprised of thirteen separate portfolios, eight of which are reported herein. The Income & Growth, Small Capitalization, MidCap Growth, Core Strategies, Index 500, and Money Market Portfolios are registered as diversified portfolios. The MidCap Value (formerly Focused MidCap Value) and Small Company Equity Portfolios are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At September 30, 2008, securities valued at $234,754, or 0.5% of net assets, of the MidCap Growth Portfolio, were fair valued in good faith under the direction of the Board of Directors.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments and requires additional disclosures about fair value measurements.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Investments in
Securities
Money Market Portfolio Valuation Inputs
Level 1 - Quoted Prices	—
Level 2 - Other Significant Observable Inputs	$122,464,232
Level 3 - Significant Unobservable Inputs	—

Total	$122,464,232

Investments in
Securities
Income & Growth Portfolio Valuation Inputs
Level 1 - Quoted Prices	$136,733,247
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$136,733,247

Investments in
Securities
Small Capitalization Portfolio Valuation Inputs
Level 1 - Quoted Prices	$34,404,482
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$34,404,482

	Investments in
	Securities
MidCap Growth Portfolio Valuation Inputs
Level 1 - Quoted Prices	$47,403,451
Level 2 - Other Significant Observable Inputs	1,862,389
Level 3 - Significant Unobservable Inputs	234,754	*

Total	$49,500,594

*	Level 3 securities represent 0.5% of net assets.

Investments in
Securities
Core Strategies Portfolio Valuation Inputs
Level 1 - Quoted Prices	$88,878,597
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$88,878,597

	Investments in	Other Financial
	Securities	Instruments*
Index 500 Portfolio Valuation Inputs
Level 1 - Quoted Prices	$59,017,992	$(60,930)
Level 2 - Other Significant Observable Inputs	199,370	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$59,217,362	$(60,930)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Investments in
Securities
MidCap Value Portfolio Valuation Inputs
Level 1 - Quoted Prices	$33,828,316
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$33,828,316

Investments in
Securities
Small Company Equity Portfolio Valuation Inputs
Level 1 - Quoted Prices	$12,748,292
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$12,748,295

Futures Contracts: The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolios’ understanding of the applicable country’s tax rules and rates.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Portfolios have an arrangement with their custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank. These credits are used to reduce the Portfolios’ expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolios intends to continue to qualify as regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Money Market Insurance: The Money Market Portfolio had obtained private insurance that partially protected the Portfolio against default of principal or interest payments on the instruments it held. U.S. government securities held by the Portfolio were excluded from this coverage. This policy expired on September 24, 2008.
New Accounting Pronouncements: In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.
Treasury’s Guarantee Plan For Money Market Funds: The Money Market Portfolio has elected to participate in the U.S. Department of the Treasury’s Guarantee Program for Money Market Funds (the “Program”). The Program was made available on September 29, 2008 and protects shareholders of record on September 19, 2008 from losses if the Money Market Portfolio is unable to maintain a $1.00 net asset value. The Covered shareholders will receive $1.00 per share upon liquidation of the Money Market Portfolio, subject to adjustment and the overall amount available to all money market funds participating in the Program. The Money Market Portfolio will bear the expense of its participation in the Program. For the initial three months of the Program, the participation fee is 0.01% of the Money Market Portfolio’s net assets as of September 19, 2008 (accordingly, the Money Market Portfolio’s gross expenses will increase by this amount). Given that asset levels may vary, the yield impact of these fees may vary over time. The Program will terminate on December 18, 2008, unless extended at the sole discretion of the Treasury Department.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at September 30, 2008, and net realized capital loss carryforwards as of December 31, 2007 with expiration dates:

		INCOME &	SMALL	MIDCAP
	MONEY MARKET	GROWTH	CAPITALIZATION	GROWTH

Federal income tax cost	$122,464,232	$174,117,517	$34,098,624	$64,527,031

Unrealized appreciation	—	1,172,865	4,624,398	412,831
Unrealized (depreciation)	—	(38,557,135)	(4,318,540)	(15,439,268)

Net appreciation (depreciation)	—	$(37,384,270)	$305,858	$(15,026,437)

				SMALL
	CORE			COMPANY
	STRATEGIES	INDEX 500	MIDCAP VALUE	EQUITY

Federal income tax cost	$107,782,506	$69,324,164	$43,985,836	$13,861,546

Unrealized appreciation	2,114,816	13,049,642	632,347	925,058
Unrealized (depreciation)	(21,018,725)	(23,156,444)	(10,789,867)	(2,038,312)

Net appreciation (depreciation)	$(18,903,909)	$(10,106,802)	$(10,157,520)	$(1,113,254)

CAPITAL LOSS CARRYFORWARDS

	INCOME &	CORE	SMALL
EXPIRATION DATE	GROWTH	STRATEGIES	CAPITALIZATION	INDEX 500

31-Dec-09	$6,521,238	—	$17,467,530	$3,249,995

31-Dec-10	—	$9,883,188	11,902,668	12,775,077

31-Dec-11	—	—	—	2,110,080
31-Dec-12	—	—	—	960,576

31-Dec-13	—	—	361,070	2,529,937
31-Dec-14	—	—	—	1,687,669

	$6,521,238	$9,883,188	$29,731,268	$23,313,334

MONEY
EXPIRATION DATE	MARKET

31-Dec-15	$952

$952

Capital loss carryforwards may be utilized to offset future capital gains until expiration. Income & Growth’s use of net capital loss carryforwards acquired from Ameritas Growth Portfolio may be limited under certain tax provisions.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
CALVERT VARIABLE SERIES, INC.

By:	/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President — Principal Executive Officer
Date: November 25, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President — Principal Executive Officer
Date: November 25, 2008

/s/ Ronald M. Wolfsheimer

Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer
Date: November 25, 2008